SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT (No. 33-43529)
  UNDER THE SECURITIES ACT OF 1933                                [X]

 Pre-Effective Amendment No.                                      [ ]

 Post-Effective Amendment No. 21                                  [X]

and

REGISTRATION STATEMENT (No. 811-6440)
 UNDER THE INVESTMENT COMPANY ACT OF 1940                         [X]

Amendment No. 21                                                  [X]

Fidelity Aberdeen Street Trust
(Exact Name of Registrant as Specified in Charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number:  617-563-7000

Eric D. Roiter, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective

 (  ) immediately upon filing pursuant to paragraph (b).
 (  ) on (                               ) pursuant to paragraph (b).
 (  ) 60 days after filing pursuant to paragraph (a)(1).
 (X) on (May 20, 1999) pursuant to paragraph (a)(1) of Rule 485.
 (  ) 75 days after filing pursuant to paragraph (a)(2).
 (  ) on (            ) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Like securities of all mutual
funds, these securities have
not been approved or
disapproved by the
Securities and Exchange
Commission, and the
Securities and Exchange
Commission has not
determined if this
prospectus is accurate or
complete. Any
representation to the
contrary is a criminal
offense.

FIDELITY
FREEDOM
FUNDS(registered trademark)

FIDELITY FREEDOM INCOME FUND(registered trademark)
(fund number 369, trading symbol FFFAX)
FIDELITY FREEDOM 2000 FUND(registered trademark)
(fund number 370, trading symbol FFFBX)
FIDELITY FREEDOM 2010 FUND(registered trademark)
(fund number 371, trading symbol FFFCX)
FIDELITY FREEDOM 2020 FUND(registered trademark)
(fund number 372, trading symbol FFFDX)
FIDELITY FREEDOM 2030 FUND(registered trademark)
(fund number 373, trading symbol FFFEX)

PROSPECTUS
MAY 20, 1999

(fidelity_logo_graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109

CONTENTS


FUND SUMMARY             4   INVESTMENT SUMMARY

                         8   PERFORMANCE

                         11  FEE TABLE

FUND BASICS              15  INVESTMENT DETAILS

                         21  VALUING SHARES

SHAREHOLDER INFORMATION  22  BUYING AND SELLING SHARES

                         29  EXCHANGING SHARES

                         29  ACCOUNT FEATURES AND POLICIES

                         32  DIVIDENDS AND CAPITAL GAINS
                             DISTRIBUTIONS

                         32  TAX CONSEQUENCES

FUND SERVICES            32  FUND MANAGEMENT

                         33  FUND DISTRIBUTION

APPENDIX                 33  FINANCIAL HIGHLIGHTS

FUND SUMMARY


INVESTMENT SUMMARY

INVESTMENT OBJECTIVE

FREEDOM INCOME FUND seeks high current income and, as a secondary objective, capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Strategic AdvisersSM, Inc. (Strategic Advisers)'s principal investment strategies include:

(small solid bullet) Investing in a combination of Fidelity(registered trademark) equity, fixed-income and money market funds using a moderate asset allocation strategy designed for investors already in retirement.

(small solid bullet) Allocating assets among these underlying Fidelity funds according to a stable target asset allocation.

(small solid bullet) Using a target asset allocation as of March 31, 1999 of approximately:


Domestic
Equity
Funds __%

International
Equity Funds__ %

Row: 1, Col: 1, Value: 40.0
Row: 1, Col: 2, Value: 20.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 40.0
Investment-
Grade Fixed-
Income
Funds __%

High Yield
Fixed-Income
Funds __%

Money Market
Funds __%

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt or money market security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) FINANCIAL SERVICES EXPOSURE. Changes in government regulation or economic downturns can have a significant negative affect on issuers in the financial sector.

(small solid bullet) PREPAYMENT. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease. The value of securities of smaller issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

(small solid bullet) QUANTITATIVE INVESTING. Securities selected using quantitative analysis can perform differently than the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

(small solid bullet) "GROWTH" INVESTING. "Growth" stocks can perform differently than the market as a whole and other types of stocks and can be more volatile than other types of stocks.

(small solid bullet) "VALUE" INVESTING. "Value" stocks can perform differently than the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

FREEDOM 2000 FUND seeks high total return.

PRINCIPAL INVESTMENT STRATEGIES

Strategic Advisers' principal investment strategies include:

(small solid bullet) Investing in a combination of Fidelity equity, fixed-income and money market funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2000.

(small solid bullet) Allocating assets among these underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds and 40% in money market funds (approximately five to ten years after the year 2000).

(small solid bullet) Using a target asset allocation as of March 31, 1999 of approximately:


Domestic
Equity
Funds __%

International
Equity Funds __%

Row: 1, Col: 1, Value: 40.0
Row: 1, Col: 2, Value: 39.0
Row: 1, Col: 3, Value: 4.0
Row: 1, Col: 4, Value: 4.0
Row: 1, Col: 5, Value: 13.0

Investment-
Grade Fixed-
Income
Funds __%

High Yield
Fixed-Income
Funds __%

Money Market
Funds __%

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt or money market security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) FINANCIAL SERVICES EXPOSURE. Changes in government regulation or economic downturns can have a significant negative affect on issuers in the financial sector.

(small solid bullet) PREPAYMENT. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease. The value of securities of smaller issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

(small solid bullet) QUANTITATIVE INVESTING. Securities selected using quantitative analysis can perform differently than the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

(small solid bullet) "GROWTH" INVESTING. "Growth" stocks can perform differently than the market as a whole and other types of stocks and can be more volatile than other types of stocks.

(small solid bullet) "VALUE" INVESTING. "Value" stocks can perform differently than the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

FREEDOM 2010 FUND seeks high total return.

PRINCIPAL INVESTMENT STRATEGIES

Strategic Advisers' principal investment strategies include:

(small solid bullet) Investing in a combination of Fidelity equity, fixed-income and money market funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010.

(small solid bullet) Allocating assets among these underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds and 40% in money market funds (approximately five to ten years after the year 2010).

(small solid bullet) Using a target asset allocation as of March 31, 1999 of approximately:


Domestic
Equity
Funds __%

International
Equity Funds __%

Row: 1, Col: 1, Value: 5.0
Row: 1, Col: 2, Value: 70.0
Row: 1, Col: 3, Value: 15.0
Row: 1, Col: 4, Value: 10.0
Row: 1, Col: 5, Value: 0.0

Investment-
Grade Fixed-
Income
Funds __%

High Yield
Fixed-Income
Funds __%

Money Market
Funds __%

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) PREPAYMENT. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

(small solid bullet) QUANTITATIVE INVESTING. Securities selected using quantitative analysis can perform differently than the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

(small solid bullet) "GROWTH" INVESTING. "Growth" stocks can perform differently than the market as a whole and other types of stocks and can be more volatile than other types of stocks.

(small solid bullet) "VALUE" INVESTING. "Value" stocks can perform differently than the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

FREEDOM 2020 FUND seeks high total return.

PRINCIPAL INVESTMENT STRATEGIES

Strategic Advisers' principal investment strategies include:

(small solid bullet) Investing in a combination of Fidelity equity, fixed-income and money market funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020.

(small solid bullet) Allocating assets among these underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds and 40% in money market funds (approximately five to ten years after the year 2020).

(small solid bullet) Using a target asset allocation as of March 31, 1999 of approximately:


Domestic
Equity
Funds __%

International
Equity Funds __%

Row: 1, Col: 1, Value: 11.0
Row: 1, Col: 2, Value: 69.0
Row: 1, Col: 3, Value: 12.0
Row: 1, Col: 4, Value: 8.0
Row: 1, Col: 5, Value: 0.0

Investment-
Grade Fixed-
Income
Funds __%

High Yield
Fixed-Income
Funds __%

Money Market
Funds __%

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market. Emerging markets can be subject to greater social, economic, regulatory and political uncertainties and can be extremely volatile.

(small solid bullet) GEOGRAPHIC CONCENTRATION IN EUROPE. Both developed and emerging market countries in Europe will be significantly affected by the tight fiscal and monetary controls required to join the European Economic and Monetary Union (EMU).

(small solid bullet) GEOGRAPHIC CONCENTRATION IN JAPAN. The Japanese economy is currently in a recession. International trade and government policy, significantly affect economic growth.

(small solid bullet) GEOGRAPHIC CONCENTRATION IN SOUTHEAST ASIA. Most Southeast Asian economies are generally considered emerging markets and are currently in recessions. International trade, government policy and political and social stability significantly affect economic growth. The markets in Southeast Asia can be extremely volatile.

(small solid bullet) PREPAYMENT. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

(small solid bullet) QUANTITATIVE INVESTING. Securities selected using quantitative analysis can perform differently than the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

(small solid bullet) "GROWTH" INVESTING. "Growth" stocks can perform differently than the market as a whole and other types of stocks and can be more volatile than other types of stocks.

(small solid bullet) "VALUE" INVESTING. "Value" stocks can perform differently than the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

FREEDOM 2030 FUND seeks high total return.

PRINCIPAL INVESTMENT STRATEGIES

Strategic Advisers' principal investment strategies include:

(small solid bullet) Investing in a combination of Fidelity equity, fixed-income and money market funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030.

(small solid bullet) Allocating assets among these underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds and 40% in money market funds (approximately five to ten years after the year 2030).

(small solid bullet) Using a target asset allocation as of March 31, 1999 of approximately:


Domestic
Equity
Funds __%

International
Equity Funds __%

Row: 1, Col: 1, Value: 5.0
Row: 1, Col: 2, Value: 70.0
Row: 1, Col: 3, Value: 15.0
Row: 1, Col: 4, Value: 10.0
Row: 1, Col: 5, Value: 0.0

Investment-
Grade Fixed-
Income
Funds __%

High Yield
Fixed-Income
Funds __%

Money Market
Funds __%

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market. Emerging markets can be subject to greater social, economic, regulatory and political uncertainties and can be extremely volatile.

(small solid bullet) GEOGRAPHIC CONCENTRATION IN EUROPE. Both developed and emerging market countries in Europe will be significantly affected by the tight fiscal and monetary controls required to join the European Economic and Monetary Union (EMU).

(small solid bullet) GEOGRAPHIC CONCENTRATION IN JAPAN. The Japanese economy is currently in a recession. International trade and government policy, significantly affect economic growth.

(small solid bullet) GEOGRAPHIC CONCENTRATION IN SOUTHEAST ASIA. Most Southeast Asian economies are generally considered emerging markets and are currently in recessions. International trade, government policy and political and social stability significantly affect economic growth. The markets in Southeast Asia can be extremely volatile.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

(small solid bullet) QUANTITATIVE INVESTING. Securities selected using quantitative analysis can perform differently than the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

(small solid bullet) "GROWTH" INVESTING. "Growth" stocks can perform differently than the market as a whole and other types of stocks and can be more volatile than other types of stocks.

(small solid bullet) "VALUE" INVESTING. "Value" stocks can perform differently than the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

PERFORMANCE

The following information illustrates the changes in each Freedom Fund's performance from year to year and compares each Freedom Fund's performance to the performance of a market index and a combination of market indexes over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

FREEDOM INCOME

Calendar Years                                   1997  1998

                                                 %     %


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR FREEDOM INCOME, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER:
[MONTH][DATE]], 199_) AND THE LOWEST RETURN FOR A QUARTER WAS __%
(QUARTER ENDING [CALENDAR QUARTER: [MONTH][DATE]], 199_).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR FREEDOM INCOME WAS
__%.


FREEDOM 2000

Calendar Years                                  1997  1998

                                                %     %


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR FREEDOM 2000, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER:
[MONTH][DATE]], 199_) AND THE LOWEST RETURN FOR A QUARTER WAS __%
(QUARTER ENDING [CALENDAR QUARTER: [MONTH][DATE]], 199_).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR FREEDOM 2000 WAS __%.


FREEDOM 2010

Calendar Years                                  1997  1998

                                                %     %


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR FREEDOM 2010, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER:
[MONTH][DATE]], 199_) AND THE LOWEST RETURN FOR A QUARTER WAS __%
(QUARTER ENDING [CALENDAR QUARTER: [MONTH][DATE]], 199_).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR FREEDOM 2010 WAS __%.


FREEDOM 2020

Calendar Years                                  1997  1998

                                                %     %


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR FREEDOM 2020, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER:
[MONTH][DATE]], 199_) AND THE LOWEST RETURN FOR A QUARTER WAS __%
(QUARTER ENDING [CALENDAR QUARTER: [MONTH][DATE]], 199_).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR FREEDOM 2020 WAS __%.


FREEDOM 2030

Calendar Years                                  1997  1998

                                                %     %


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR FREEDOM 2030, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER:
[MONTH][DATE]], 199_) AND THE LOWEST RETURN FOR A QUARTER WAS __%
(QUARTER ENDING [CALENDAR QUARTER: [MONTH][DATE]], 199_).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR FREEDOM 2030 WAS __%.


AVERAGE ANNUAL RETURNS
For the periods ended           Past 1 year  Life of fundA,B
December 31, 1998

Freedom Income                   %            %

Lehman Bros. Aggregate Bond      %            %
Index

Freedom Income Composite Index   %            %

Freedom 2000                     %            %

Lehman Bros. Aggregate Bond      %            %
Index

Freedom 2000 Composite Index     %            %

Freedom 2010                     %            %

S&P 500                          %            %

Freedom 2010 Composite Index     %            %

Freedom 2020                     %            %

S&P 500                          %            %

Freedom 2020 Composite Index     %            %

Freedom 2030                     %            %

S&P 500                          %            %

Freedom 2030 Composite Index     %            %

A BEGINNING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE FUND'S COMMENCEMENT OF OPERATIONS.
B FROM JANUARY 1, 1997.

[If Strategic Advisers had not reimbursed certain fund expenses during these periods, each fund's returns would have been lower.]

Standard & Poor's 500 Index (S&P 500(registered trademark)) is a market capitalization-weighted index of common stocks.

Fidelity Freedom Funds' Composite Indexes are hypothetical representations of the performance of each Freedom Fund's asset classes according to their respective weightings adjusted on June 30 and December 31 of each calendar year for Freedom Funds with target retirement dates, to reflect the increasingly conservative asset allocations.

The following indexes are used to calculate a Freedom Fund's Composite
Index: Wilshire 5000 Index for the domestic equity fund class, Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index for the international equity fund class, Lehman Brothers Aggregate Bond Index for the investment grade fixed-income fund class, Merrill Lynch High Yield Master Index for the high yield fixed-income fund class, and Lehman Brothers 3-Month Treasury Bill Index for the money market fund class. The index weightings of each Composite Index are rebalanced monthly.

Wilshire 5000 is a market capitalization-weighted index of approximately 7,000 U.S. equity securities.

Morgan Stanley Capital International Europe, Australasia, Far East
(EAFE) Index is a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. As of December 31, 1998, the index included over ____ equity securities of companies domiciled in ___ countries.

The Lehman Brothers Aggregate Bond Index is a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more.

Merrill Lynch High Yield Master Index is a market value-weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

The Lehman Brothers 3-Month Treasury Bill Index represents the average of Treasury Bill rates for each of the prior three months, adjusted to a bond equivalent yield basis (short-term and money market instruments).

FEE TABLE

The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of a Freedom Fund. [The annual fund operating expenses provided below for each Freedom Fund do not reflect the effect of any [expense reimbursements] [[or] reduction of certain expenses] during the period.] [The annual fund operating expenses provided below for each fund are based on historical expenses.]

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

Sales charge (load) on        None
purchases and reinvested
distributions

Deferred sales charge (load)  None
on redemptions

Annual account maintenance    $12.00
fee (for accounts under
$2,500)

ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)

FREEDOM INCOME  Management fee               %

                Distribution and Service     None
                (12b-1) fee

                Other expenses               %

                Total annual fund operating  %
                expensesA

FREEDOM 2000    Management fee               %

                Distribution and Service     None
                (12b-1) fee

                Other expenses               %

                Total annual fund operating  %
                expensesA

FREEDOM 2010    Management fee               %

                Distribution and Service     None
                (12b-1) fee

                Other expenses               %

                Total annual fund operating  %
                expensesA

FREEDOM 2020    Management fee               %

                Distribution and Service     None
                (12b-1) fee

                Other expenses               %

                Total annual fund operating  %
                expensesA

FREEDOM 2030    Management fee               %

                Distribution and Service     None
                (12b-1) fee

                Other expenses               %

                Total annual fund operating  %
                expensesA

A Effective November 1, 1996, Strategic Advisers has voluntarily agreed to reimburse each Freedom Fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) exceed __% of its average net assets. This arrangement can be terminated by Strategic Advisers at any time.

[Strategic Advisers has entered into arrangements on behalf of each Freedom Fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce fund expenses. Including these reductions, the total fund operating expenses [, after reimbursement,] would have been __% for Freedom Income, __% for Freedom 2000, __% for Freedom 2010, __% for Freedom 2020 and __% for Freedom 2030.]

A Freedom Fund will not incur any sales charges when it invests in underlying Fideltiy funds, but it may incur exchange or short-term trading fees, if applicable.

In addition to the total fund operating expenses shown above, each Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund, and each Freedom Fund's investment return will be net of underlying Fidelity fund expenses.

The total expense ratios of each Freedom Fund (calculated as a percentage of average net assets) are as follows: Freedom Income: __%; Freedom 2000: __%; Freedom 2010: __%; Freedom 2020: __%; and Freedom 2030: __%. Each Freedom Fund's total expense ratio is based on its total operating expense ratio plus a weighted average of the total operating expense ratios of the underlying Fidelity funds in which it was invested (as of each underlying Fidelity fund's most recently reported fiscal year-end)as of March 31, 1999. These total expense ratios may be higher or lower depending on the allocation of a Freedom Fund's assets among the underlying Fidelity funds and the actual expenses of the underlying Fidelity funds.

This EXAMPLE helps you compare the cost of investing in the Freedom Funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each Freedom Fund's annual return is 5%, that your shareholder fees are exactly as described in the fee table, and that each Freedom Fund's total expenses are as described above. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

FREEDOM INCOME  1 year    $

                3 years   $

                5 years   $

                10 years  $

FREEDOM 2000    1 year    $

                3 years   $

                5 years   $

                10 years  $

FREEDOM 2010    1 year    $

                3 years   $

                5 years   $

                10 years  $

FREEDOM 2020    1 year    $

                3 years   $

                5 years   $

                10 years  $

FREEDOM 2030    1 year    $

                3 years   $

                5 years   $

                10 years  $

FUND BASICS


INVESTMENT DETAILS

INVESTMENT OBJECTIVE

Each of FREEDOM 2000 FUND, FREEDOM 2010 FUND, FREEDOM 2020 FUND, and FREEDOM 2030 FUND seeks high total return.

FREEDOM INCOME FUND seeks high current income and, as a secondary objective, capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Strategic Advisers invests the assets of each Freedom Fund in a combination of Fidelity funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market funds (underlying Fidelity funds). The Freedom Funds differ primarily due to their asset allocations among these fund types. The target asset allocation strategy for each Freedom Fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative.

Strategic Advisers allocates the assets of each Freedom Fund with a target retirement date (Freedom 2000, Freedom 2010, Freedom 2020, and Freedom 2030) among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative over time. Each fund's name refers to the approximate retirement year of the investors for whom the fund's asset allocation strategy is designed. For example, Freedom 2030 is designed for investors planning to retire around the year 2030. Freedom 2030, whose target retirement is approximately 30 years away, will start with a relatively aggressive target asset allocation, with a substantial portion of its assets invested in equity funds and a modest portion of its assets invested in fixed-income funds. By contrast, Freedom 2000, whose target retirement year is less than a year away, will start with a relatively conservative target asset allocation, with less than half of its assets invested in equity funds and the majority of its assets invested in fixed-income and money market funds.

Freedom Income is designed for investors in their retirement years. Strategic Advisers allocates the fund's assets according to a stable target asset allocation that emphasizes fixed-income and money market funds but also includes a small amount of equity funds.

The table below lists the underlying Fidelity funds in which each Freedom Fund currently may invest and the approximate target asset allocation of each Freedom Fund to each underlying Fidelity fund as of March 31, 1999. Strategic Advisers may change these percentages over time.



Fund Categories                  Freedom Income      Freedom 2000      Freedom 2010    Freedom 2020    Freedom 2030

EQUITY FUNDS

DOMESTIC EQUITY FUNDS

Fidelity Blue Chip Growth Fund    %                   %                 %               %               %

Fidelity Disciplined Equity       %                   %                 %               %               %
Fund

Fidelity Equity-Income Fund       %                   %                 %               %               %

Fidelity Fund                     %                   %                 %               %               %

Fidelity Growth & Income          %                   %                 %               %               %
Portfolio

Fidelity Growth Company Fund      %                   %                 %               %               %

Fidelity OTC Portfolio            %                   %                 %               %               %

INTERNATIONAL EQUITY FUNDS

Fidelity Diversified              %                   %                 %               %               %
International Fund

Fidelity Europe Fund              %                   %                 %               %               %

Fidelity Japan Fund               %                   %                 %               %               %

Fidelity Overseas Fund            %                   %                 %               %               %

Fidelity Southeast Asia Fund      %                   %                 %               %               %

FIXED-INCOME FUNDS

INVESTMENT GRADE FIXED-INCOME
FUNDS

Fidelity Government Income Fund   %                   %                 %               %               %

Fidelity Intermediate Bond Fund   %                   %                 %               %               %

Fidelity Investment Grade         %                   %                 %               %               %
Bond Fund

HIGH YIELD FIXED-INCOME FUNDS

Fidelity Capital & Income Fund    %                   %                 %               %               %

MONEY MARKET FUNDS

Fidelity Money Market Trust:      %                   %                 %               %               %
Retirement Money Market
Portfolio

Note: The allocation
percentages may not add to
100% due to rounding.


The chart below illustrates the Freedom Funds' approximate target asset allocations among equity, fixed-income and money market funds as of March 31, 1999. The chart also illustrates how these allocations may change over time. The Freedom Funds' target asset allocations may differ from this illustration.

The chart is a rectangular box. The x-axis (the bottom of the box) charts, from left to right, years to retirement and years after retirement in five-year intervals, counting down from 40 years to retirement, reaching retirement, and then counting up to 15 years after retirement. Immediately below and parallel to the x-axis is a straight line with an arrow at each end. A perpendicular line crosses the line at retirement and the word "Retirement" appears below the perpendicular line. The words "Years to Retirement" appear below the parallel line to the left of the perpendicular line, and the words "Years after Retirement" appear below the parallel line to the right of the perpendicular line. The y-axis (the left side of the box) is marked in ten percentage point intervals up from 0% to 100% to indicate the percentage of assets allocated to equity, fixed-income, and money market funds.

The Freedom Funds are positioned along the top of the box at __, __, __, and two years to retirement for Freedom 2030 Fund, Freedom 2020 Fund, Freedom 2010 Fund, and Freedom 2000 Fund, respectively. Freedom Income Fund is positioned at the top of the box at __ years after retirement. Each Fund's position is indicated with a downward pointing solid triangle.

Inside the box are vertical lines (from the top of the box to the bottom of the box) at each of the five-year intervals marked on the x-axis. Also inside the box, directly below each Fund's position, are data points that indicate the target asset allocation for that Fund as of March 31, 1999. The first set of data points is charted at __%, __%, __%, __%, and __% for Freedom 2030 Fund, Freedom 2020 Fund, Freedom 2010 Fund, Freedom 2000 Fund, and Freedom Income Fund, respectively. The second set of data points is charted at __%, __%, and __% for Freedom 2010 Fund, Freedom 2000 Fund, and Freedom Income Fund, respectively. The data points are indicated by a solid circle.

The data points in each set are connected by a dotted line. The area on the chart from the x-axis up to the dotted line connecting the first set of data points (the "first dotted line") represents the percentage allocation in equity funds. The words "Equity Funds" appear in this area. The area on the chart from the first dotted line up to the dotted line connecting the second set of data points (the "second dotted line") represents the percentage allocation in fixed-income funds. The words "Fixed-Income Funds" appear in this area. The area on the chart from the second dotted line up to the top of the chart represents the percentage allocation in money market funds. The words "Money Market Funds" appear in this area.

When the target asset allocation of a Freedom Fund with a target retirement date matches Freedom Income's target asset allocation (approximately five to ten years after the fund's retirement date), it is expected that the fund will be combined with Freedom Income and the fund's shareholders will become shareholders of Freedom Income.

Strategic Advisers intends to manage each Freedom Fund according to its target asset allocation strategy, and does not intend to trade actively among underlying Fidelity funds or intend to attempt to capture short-term market opportunities. However, Strategic Advisers may modify the target asset allocation strategy for any Freedom Fund and modify the selection of underlying Fidelity funds for any Freedom Fund from time to time.

Strategic Advisers may use various techniques, such as buying and selling futures contracts, to manage a Freedom Fund's asset allocation on a temporary basis.


DESCRIPTION OF UNDERLYING FIDELITY FUNDS

Although the underlying Fidelity funds are categorized generally as equity (domestic or international), fixed-income (investment grade or high yield) and money market funds, many of the underlying Fidelity funds may invest in a mix of securities of foreign and domestic issuers, investment grade and high yield bonds, and other securities.

DOMESTIC EQUITY FUNDS

FIDELITY BLUE CHIP GROWTH FUND seeks growth of capital over the long term by investing primarily in a diversified portfolio of common stocks of well-known and established companies. FMR normally invests at least 65% of the fund's total assets in the common stock of blue chip companies. FMR defines blue chip companies to include those with a market capitalization of at least $200 million, if the company's stock is included in the S&P 500 or the Dow Jones Industrial Average, or $1 billion if not included in either index.

Blue chip companies typically have a large number of publicly held shares and a high trading volume, resulting in a high degree of liquidity. These tend to be quality companies with strong management organizations. Companies that demonstrate the potential to become blue chip companies in the future may also be selected by FMR for the fund's investments.

When choosing the fund's domestic or foreign investments, FMR seeks companies that it expects will demonstrate greater long-term earnings growth than the average company included in the S&P 500. This method of selecting stocks is based on the belief that growth in a company's earnings will eventually translate into growth in the price of its stock. FMR looks at strong market sectors and then identifies those companies that offer the most attractive values based on earnings prospects. The fund's sector emphasis may shift based on changes in the sectors' earnings outlook.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

FIDELITY DISCIPLINED EQUITY FUND seeks capital growth.

FMR normally invests at least 65% of the fund's total assets in common stocks.

FMR seeks to reduce the impact of industry weightings on the performance of the fund by considering each industry's weighting in the S&P 500 when allocating the fund's investments across industries.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR uses a disciplined approach that involves computer-aided, quantitative analysis supported by fundamental analysis. FMR's computer model systematically reviews thousands of stocks, using data such as historical earnings, dividend yield, earnings per share, and other quantitative factors. Then, the issuers of potential investments are analyzed further using fundamental factors such as growth potential, earnings estimates and financial condition.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

FIDELITY EQUITY-INCOME FUND seeks reasonable income. In pursuing this objective, the fund will also consider the potential for capital appreciation. The fund seeks a yield for its shareholders that exceeds the yield on the securities comprising the S&P 500.

FMR normally invests at least 65% of the fund's total assets in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR's emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

FIDELITY FUND seeks long-term capital growth by investing mainly in common stocks and securities convertible into common stocks.
In pursuit of a current return, the fund invests in some securities for their income characteristics. This two-fold approach, which may limit the fund's growth potential, leads to investments in a broad range of domestic and foreign equity and debt securities.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

FIDELITY GROWTH & INCOME PORTFOLIO seeks high total return through a combination of current income and capital appreciation by investing mainly in equity securities. FMR expects to invest the majority of the fund's assets in domestic and foreign equity securities, with a focus on those that pay current dividends and show potential earnings growth. However, FMR may buy debt securities as well as equity securities that are not currently paying dividends, but offer prospects for capital appreciation or future income.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

FIDELITY GROWTH COMPANY FUND seeks capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies FMR believes have above-average growth potential. Growth may by measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) ratios. Companies with strong growth potential often have new products, technologies, distribution channels or other opportunities or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

FIDELITY OTC PORTFOLIO seeks capital appreciation by investing primarily in securities traded on the over-the-counter (OTC) market. FMR normally invests at least 65% of the fund's total assets in securities principally traded on the OTC market. The fund focuses on common stock but may invest in securities of all types.

In the OTC market, securities are traded through a telephone or computer network that connects securities dealers. A security that trades solely on the OTC market is not traded on the floor of an organized exchange. Securities that begin to trade principally on an exchange after purchase continue to be considered OTC securities for the purpose of the 65% policy.

The fund does not place any emphasis on income, except when FMR believes income will have a favorable influence on the security's market value.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INTERNATIONAL EQUITY FUNDS

FIDELITY DIVERSIFIED INTERNATIONAL FUND seeks capital growth.

FMR normally invests at least 65% of the fund's total assets in foreign securities. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the fund, FMR uses a disciplined approach that involves computer-aided, quantitative analysis supported by fundamental analysis. FMR's computer model systematically reviews thousands of stocks, using data such as historical earnings, dividend yield, earnings per share, and other quantitative factors. Then, the issuers of potential investments are analyzed further using fundamental factors such as growth potential, earnings estimates and financial condition.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

FIDELITY EUROPE FUND seeks growth of capital over the long-term.

FMR normally invests at least 65% of the fund's total assets in securities of issuers that have their principal activities in Europe. Europe includes Austria, Belgium, Belarus, Bulgaria, the Czech Republic, Denmark, Estonia, Finland, France, Germany, Greece, Hungary, Ireland, Italy, Latvia, Lithuania, Luxembourg, the Netherlands, Norway, Poland, Portugal, Russia, Slovakia, Slovenia, Spain, Sweden, Switzerland, Turkey, and the United Kingdom. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different
European countries. In allocating the fund's investments across countries, FMR will consider the size of the market in each country relative to the size of the markets in Europe as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

FIDELITY JAPAN FUND seeks long-term growth of capital.

FMR normally invests at least 65% of the fund's total assets in securities of Japanese issuers. FMR normally invests the fund's assets primarily in common stocks.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

FIDELITY OVERSEAS FUND seeks long-term growth of capital.

FMR normally invests at least 65% of the fund's total assets in foreign securities. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

FIDELITY SOUTHEAST ASIA FUND seeks capital appreciation.

FMR normally invests at least 65% of the fund's total assets in securities of Southeast Asian issuers. Southeast Asia includes Hong Kong, Indonesia, South Korea, Malaysia, the Philippines, the People's Republic of China, Singapore, Taiwan, and Thailand. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different Southeast Asian countries. In allocating the fund's investments across countries, FMR will consider the size of the market in each country relative to the size of the markets in Southeast Asia as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT GRADE FIXED-INCOME FUNDS

FIDELITY GOVERNMENT INCOME FUND seeks high current income, consistent with preservation of principal, by investing in U.S. Government securities and instruments related to U.S. Government securities under normal conditions.

The fund normally invests only in U.S. Government securities, repurchase agreements and other instruments related to U.S. Government securities. FMR normally invests at least 65% of the fund's total assets in U.S. Government securities and repurchase agreements for U.S. Government securities. Other instruments may include futures or options on U.S. Government securities or interests in U.S. Government securities that have been repackaged by dealers or other third parties. It is important to note that neither the fund's share price nor its yield is guaranteed by the U.S. Government.

In managing the fund, FMR selects a benchmark index that is representative of the universe of securities in which the fund invests. FMR uses this benchmark as a guide in structuring the fund and selecting its investments. The benchmark index for the fund is the Lehman Brothers Government Bond Index, a market value-weighted benchmark of U.S. Government and government agency securities (other than mortgage securities) with maturities of one year or more. FMR manages the fund to have similar overall interest rate risk to the index. As of July 31, 1998, the dollar weighted average maturity of the fund and index was approximately 8.70 years and 8.90 years, respectively.

In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity.

FMR allocates among different market sectors (for example, U.S.
Treasury or U.S. Government agency securities) and different maturities based on its view of the relative value of each sector or maturity.

FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the universe of securities in which the fund may invest. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

FIDELITY INTERMEDIATE BOND FUND seeks high current income by investing in U.S. dollar-denominated investment-grade debt securities under normal conditions.

In managing the fund, FMR selects a benchmark index that is representative of the universe of securities in which the fund invests. FMR uses this benchmark as a guide in structuring the fund and selecting its investments. The benchmark index for the fund is the Lehman Brothers Intermediate Government/Corporate Bond Index, a market value-weighted benchmark of government and investment-grade corporate fixed-rate debt issues with maturities between one and 10 years. FMR manages the fund to have similar overall interest rate risk to the index. As of April 30, 1998, the dollar-weighted average maturity of the fund and the index was approximately 5.1 and 4.28 years, respectively. In addition, the fund normally maintains a dollar-weighted average maturity between three and 10 years.

In determining a security's maturity for purposes of calculating a fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity.

FMR allocates assets among different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.

FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the universe of securities in which the fund may invest. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

FIDELITY INVESTMENT GRADE BOND FUND seeks high current income, consistent with reasonable risk, by investing in U.S. dollar-denominated investment-grade debt securities under normal conditions. The fund also considers capital preservation and, where appropriate, takes advantage of opportunities to realize capital appreciation.

In managing the fund, FMR selects a benchmark index that is representative of the universe of securities in which the fund invests. FMR uses this benchmark as a guide in structuring the fund and selecting its investments. The benchmark index for the fund is the Lehman Brothers Aggregate Bond Index, a market value-weighted benchmark of investment-grade fixed-rate debt issues with maturities of one year or more. FMR manages the fund to have similar overall interest rate risk to the index. As of April 30, 1998, the dollar-weighted average maturity of the fund and the index was approximately 8.8 and 8.8 years, respectively.

In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity.

FMR allocates assets among different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.

FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the universe of securities in which the fund may invest. FMR's evaluation of a potential investment include an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimates of its long-term value, and any short-term trading opportunities resulting from market inefficiencies.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

HIGH YIELD FIXED-INCOME FUND

FIDELITY CAPITAL & INCOME FUND seeks income and capital growth by investing primarily in debt instruments, convertible securities, and common and preferred stocks. The fund has broad flexibility to pursue its goal by investing in instruments of any type or quality, but FMR expects to invest the majority of the fund's assets in debt instruments and convertible securities, with particular emphasis on lower-quality securities. Many of these securities present the risk of default or may be in default.

In pursuit of its goal, the fund may invest in the equity and debt securities of domestic and foreign companies whose financial condition is perceived to be troubled or uncertain. These companies may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

The fund's success depends on FMR's financial analysis and research, and its ability to identify undervalued investments in the market. FMR also evaluates the probable outcome of any pending restructurings and any legal or regulatory risks.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

MONEY MARKET FUND

RETIREMENT MONEY MARKET PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.

FMR invests the funds assets in U.S. dollar-denominated money market securities of domestic and foreign issuers, including U.S. Government securities and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

FMR will invest more than 25% of the fund's total assets in the financial services industry.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity and income.

PRINCIPAL INVESTMENT RISKS

Many factors affect each Freedom Fund's performance. Each Freedom Fund's share price and Freedom Income's yield change daily based on the performance of the underlying Fidelity funds in which it invests. The ability of each Freedom Fund to meet its investment objective is directly related to its target asset allocation among underlying Fidelity funds and the ability of those funds to meet their investment objectives. When you sell your shares of a Freedom Fund, they could be worth more or less than what you paid for them.

The following factors may significantly affect a Freedom Fund's performance:

STOCK MARKET VOLATILITY. The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently than small cap stocks, and "growth" stocks can react differently than "value" stocks. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

INTEREST RATE CHANGES. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

FOREIGN EXPOSURE. Foreign securities, foreign currencies, securities issued by U.S. entities with substantial foreign operations, and securities for which an entity located in a foreign country provides credit support or a maturity-shortening structure can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market.

Investing in emerging markets involves risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of foreign development; political stability; market depth, infrastructure and capitalization and regulatory oversight are generally less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

GEOGRAPHIC CONCENTRATION. Political and economic conditions and changes in regulatory, tax or economic policy in a country could significantly affect the market in that country and in surrounding or related countries.

EUROPE. Europe includes both developed and emerging markets. Most developed countries in Western Europe are members of the European Union (EU) and many are also members of the EMU, which requires compliance with restrictions on inflation rates, deficits and debt levels. Many Eastern European countries continue to move toward market economies. However, their markets remain relatively undeveloped and are particularly sensitive to political and economic developments. The tight fiscal and monetary controls necessary to join the EMU will significantly affect every country in Europe.

ASIA. Asia includes countries in all stages of economic development, from the highly developed economy of Japan to the emerging market economy of the People's Republic of China. Most Asian economies are characterized by over-extension of credit, currency devaluations, rising unemployment, decreased exports, and economic recessions. Currency devaluations in any one country generally have a significant affect on the entire region. Recently, the markets in each Asian country have suffered significant downturns as well as significant volatility. Increased political and social unrest in some or all Asian countries could cause further economic and market uncertainty.

The JAPANESE economy is currently in a recession. The economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy. The Japanese market has decreased significantly recently.

The SOUTHEAST ASIA economies are generally in recessions. Many of their economies are characterized by undeveloped financial services sectors and heavy reliance on international trade. Currency devaluations, political and social instability, and general economic conditions have resulted in significant market downturns and volatility. A small number of companies and industries represent a large portion of the market in many Southeast Asian countries.

FINANCIAL SERVICES EXPOSURE. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

PREPAYMENT. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment generally offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets or financial resources. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities.

Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

QUANTITATIVE INVESTING. The value of securities selected using quantitative analysis can react differently to issuer, political, market and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

"GROWTH" INVESTING. "Growth" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"VALUE" INVESTING. "Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

In response to market, economic, political or other conditions, Strategic Advisers may temporarily use a different investment strategy for defensive purposes. If Strategic Advisers does so, different factors could affect a Freedom Fund's performance and the fund may not achieve its investment objective.

FUNDAMENTAL INVESTMENT POLICIES

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

Each of FREEDOM 2000 FUND, FREEDOM 2010 FUND, FREEDOM 2020 FUND, AND FREEDOM 2030 FUND seeks high total return.

FREEDOM INCOME FUND seeks high current income and, as a secondary objective, capital appreciation.

VALUING SHARES

Each fund is open for business each day the New York Stock Exchange
(NYSE) is open.

Each fund's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing the fund's NAV.

To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

The assets of each Freedom Fund consist primarily of shares of the underlying Fidelity funds, which are valued at their respective NAVs. Most underlying Fidelity fund assets are valued primarily on the basis of market quotations or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations or information furnished by a pricing service is not available for a security held by an underlying Fidelity fund or if the value of a security held by an underlying Fidelity fund has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. A money market underlying Fidelity fund's assets are valued on the basis of amortized cost.

SHAREHOLDER INFORMATION


BUYING AND SELLING SHARES

GENERAL INFORMATION

Fidelity Investments(registered trademark) was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.

In addition to its mutual fund business, the company operates one of America's leading discount brokerage firms, Fidelity Brokerage
Services, Inc. (FBSI). Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

For account, product and service information, please use the following Web site and phone numbers:

(small solid bullet) For information over the Internet, visit
Fidelity's Web site at www.fidelity.com.

(small solid bullet) For accessing account information automatically by phone, use TouchTone Xpress(registered trademark), 1-800-544-5555.

(small solid bullet) For exchanges and redemptions, 1-800-544-7777.

(small solid bullet) For account assistance, 1-800-544-6666.

(small solid bullet) For mutual fund and retirement information, 1-800-544-8888.

(small solid bullet) For brokerage information, 1-800-544-7272.

(small solid bullet) TDD - Service for the Deaf and Hearing-Impaired, 1-800-544-0118 (9:00 a.m. - 9:00 p.m. Eastern time).

Please use the following addresses:

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5517

You may buy or sell shares of the funds through a retirement account or an investment professional. If you invest through a retirement account or an investment professional, the procedures for buying, selling and exchanging shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in a fund, including a transaction fee if you buy or sell shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted based on criteria established by Fidelity.

The different ways to set up (register) your account with Fidelity are listed in the following table.

WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS

RETIREMENT
FOR TAX-ADVANTAGED RETIREMENT SAVINGS
(solid bullet) TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)
(solid bullet) ROTH IRAS
(solid bullet) ROTH CONVERSION IRAS
(solid bullet) ROLLOVER IRAS
(solid bullet) 401(K) PLANS AND CERTAIN OTHER 401(A)-QUALIFIED PLANS (solid bullet) KEOGH PLANS
(solid bullet) SIMPLE IRAS
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS)
(solid bullet) SALARY REDUCTION SEP-IRAS (SARSEPS)
(solid bullet) 403(B) CUSTODIAL ACCOUNTS
(solid bullet) DEFERRED COMPENSATION PLANS (457 PLANS)

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS

TRUST
FOR MONEY BEING INVESTED BY A TRUST

BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS OR
OTHER GROUPS

BUYING SHARES

The price to buy one share of each fund is the fund's NAV. Each fund's shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your investment is received in proper form.

Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in Strategic Advisers' opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, Strategic Advisers may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

(small solid bullet) All of your purchases must be made in U.S.
dollars and checks must be drawn on U.S. banks.

(small solid bullet) Fidelity does not accept cash.

(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.

(small solid bullet) Fidelity reserves the right to limit the number of checks processed at one time.

(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when a fund is priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

MINIMUMS

TO OPEN AN ACCOUNT                        $2,500

For certain Fidelity retirement accountsA $500

TO ADD TO AN ACCOUNT                      $250

Through regular investment plans          $100

MINIMUM BALANCE                           $2,000

For certain Fidelity retirement accountsA $500

A FIDELITY TRADITIONAL IRA, ROTH IRA, ROTH CONVERSION IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH ACCOUNTS.

There is no minimum account balance or initial or subsequent purchase minimum for investments through Fidelity Portfolio Advisory ServicesSM, certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts. In addition, each fund may waive or lower purchase minimums in other circumstances.

KEY INFORMATION

PHONE 1-800-544-7777         TO OPEN AN ACCOUNT
                             (small solid bullet) Exchange
                             from another Fidelity fund.
                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Exchange
                             from another Fidelity fund.
                             (small solid bullet) Use
                             Fidelity Money
                             Line(registered trademark)
                             to transfer from your bank
                             account.

INTERNET WWW.FIDELITY.COM    TO OPEN AN ACCOUNT
                             (small solid bullet) Complete
                             and sign the application.
                             Make your check payable to
                             the complete name of the
                             fund. Mail to the address
                             under "Mail" below.
                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Exchange
                             from another Fidelity fund.
                             (small solid bullet) Use
                             Fidelity Money Line to
                             transfer from your bank
                             account.

MAIL FIDELITY INVESTMENTS    TO OPEN AN ACCOUNT
P.O. BOX 770001 CINCINNATI,  (small solid bullet) Complete
OH 45277-0002                and sign the application.
                             Make your check payable to
                             the complete name of the
                             fund. Mail to the address at
                             left.
                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Make
                             your check payable to the
                             complete name of the fund.
                             Indicate your fund account
                             number on your check and
                             mail to the address at left.
                             (small solid bullet) Exchange
                             from another Fidelity fund.
                             Send a letter of instruction
                             to the address at left,
                             including your name, the
                             funds' names, the fund
                             account numbers, and the
                             dollar amount or number of
                             shares to be exchanged.

IN PERSON                    TO OPEN AN ACCOUNT
                             (small solid bullet) Bring
                             your application and check
                             to a Fidelity Investor
                             Center. Call 1-800-544-9797
                             for the center nearest you.
                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Bring
                             your check to a Fidelity
                             Investor Center. Call
                             1-800-544-9797 for the
                             center nearest you.

WIRE                         TO OPEN AN ACCOUNT
                             (small solid bullet) Call
                             1-800-544-7777 to set up
                             your account and to arrange
                             a wire transaction.
                             (small solid bullet) Wire
                             within 24 hours to: Bankers
                             Trust Company, Bank Routing
                             # 021001033, Account #
                             00163053.
                             (small solid bullet) Specify
                             the complete name of the
                             fund and include your new
                             fund account number and your
                             name.
                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Wire to:
                             Bankers Trust Company, Bank
                             Routing # 021001033, Account
                             # 00163053.
                             (small solid bullet) Specify
                             the complete name of the
                             fund and include your fund
                             account number and your name.

AUTOMATICALLY                TO OPEN AN ACCOUNT
                             (small solid bullet) Not
                             available.
                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Use
                             Fidelity Automatic Account
                             Builder(registered
                             trademark) or Direct Deposit.
                             (small solid bullet) Use
                             Fidelity Automatic Exchange
                             Service to exchange from a
                             Fidelity money market fund.

SELLING SHARES

The price to sell one share of each fund is the fund's NAV.

Your shares will be sold at the next NAV calculated after your order is received in proper form.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

(small solid bullet) You wish to sell more than $100,000 worth of shares;

(small solid bullet) Your account registration has changed within the last 30 days;

(small solid bullet) The check is being mailed to a different address than the one on your account (record address);

(small solid bullet) The check is being made payable to someone other than the account owner; or

(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

(small solid bullet) If you are selling some but not all of your shares, leave at least $2,000 worth of shares in the account to keep it open ($500 for retirement accounts), except accounts not subject to account minimums.

(small solid bullet) Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect a fund.

(small solid bullet) Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.

(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

(small solid bullet) Redemption proceeds may be paid in securities or other assets rather than in cash if the Board of Trustees determines it is in the best interests of a fund.

(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.

(small solid bullet) Unless otherwise instructed, Fidelity will send a check to the record address.

KEY INFORMATION

PHONE 1-800-544-7777        (small solid bullet) Call the
                            phone number at left to
                            initiate a wire transaction
                            or to request a check for
                            your redemption.
                            (small solid bullet) Use
                            Fidelity Money Line to
                            transfer to your bank account.
                            (small solid bullet) Exchange
                            to another Fidelity fund.
                            Call the phone number at left.

INTERNET WWW.FIDELITY.COM   (small solid bullet) Exchange
                            to another Fidelity fund.
                            (small solid bullet) Use
                            Fidelity Money Line to
                            transfer to your bank account.

MAIL FIDELITY INVESTMENTS   INDIVIDUAL, JOINT TENANT,
P.O. BOX 660602 DALLAS, TX  SOLE PROPRIETORSHIP, UGMA,
75266-0602                  UTMA
                            (small solid bullet) Send a
                            letter of instruction to the
                            address at left, including
                            your name, the fund's name,
                            your fund account number,
                            and the dollar amount or
                            number of shares to be sold.
                            The letter of instruction
                            must be signed by all
                            persons required to sign for
                            transactions, exactly as
                            their names appear on the
                            account.

                            RETIREMENT ACCOUNT
                            (small solid bullet) The
                            account owner should
                            complete a retirement
                            distribution form. Call
                            1-800-544-6666 to request one.

                            TRUST
                            (small solid bullet) Send a
                            letter of instruction to the
                            address at left, including
                            the trust's name, the fund's
                            name, the trust's fund
                            account number, and the
                            dollar amount or number of
                            shares to be sold. The
                            trustee must sign the letter
                            of instruction indicating
                            capacity as trustee. If the
                            trustee's name is not in the
                            account registration,
                            provide a copy of the trust
                            document certified within
                            the last 60 days.

                            BUSINESS OR ORGANIZATION
                            (small solid bullet) Send a
                            letter of instruction to the
                            address at left, including
                            the firm's name, the fund's
                            name, the firm's fund
                            account number, and the
                            dollar amount or number of
                            shares to be sold. At least
                            one person authorized by
                            corporate resolution to act
                            on the account must sign the
                            letter of instruction.
                            (small solid bullet) Include
                            a corporate resolution with
                            corporate seal or a
                            signature guarantee.

                            EXECUTOR, ADMINISTRATOR,
                            CONSERVATOR, GUARDIAN
                            (small solid bullet) Call
                            1-800-544-6666 for
                            instructions.

IN PERSON                   INDIVIDUAL, JOINT TENANT,
                            SOLE PROPRIETORSHIP, UGMA,
                            UTMA
                            (small solid bullet) Bring a
                            letter of instruction to a
                            Fidelity Investor Center.
                            Call 1-800-544-9797 for the
                            center nearest you. The
                            letter of instruction must
                            be signed by all persons
                            required to sign for
                            transactions, exactly as
                            their names appear on the
                            account.

                            RETIREMENT ACCOUNT
                            (small solid bullet) The
                            account owner should
                            complete a retirement
                            distribution form. Visit a
                            Fidelity Investor Center to
                            request one. Call
                            1-800-544-9797 for the
                            center nearest you.

                            TRUST
                            (small solid bullet) Bring a
                            letter of instruction to a
                            Fidelity Investor Center.
                            Call 1-800-544-9797 for the
                            center nearest you. The
                            trustee must sign the letter
                            of instruction indicating
                            capacity as trustee. If the
                            trustee's name is not in the
                            account registration,
                            provide a copy of the trust
                            document certified within
                            the last 60 days.

                            BUSINESS OR ORGANIZATION
                            (small solid bullet) Bring a
                            letter of instruction to a
                            Fidelity Investor Center.
                            Call 1-800-544-9797 for the
                            center nearest you. At least
                            one person authorized by
                            corporate resolution to act
                            on the account must sign the
                            letter of instruction.
                            (small solid bullet) Include
                            a corporate resolution with
                            corporate seal or a
                            signature guarantee.

                            EXECUTOR, ADMINISTRATOR,
                            CONSERVATOR, GUARDIAN
                            (small solid bullet) Visit a
                            Fidelity Investor Center for
                            instructions. Call
                            1-800-544-9797 for the
                            center nearest you.

AUTOMATICALLY               (small solid bullet) Use
                            Personal Withdrawal Service
                            to set up periodic
                            redemptions from your account.

EXCHANGING SHARES

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds including each of the underlying Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

(small solid bullet) The fund you are exchanging into must be available for sale in your state.

(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.

(small solid bullet) Before exchanging into a fund, read its prospectus.

(small solid bullet) Exchanges may have tax consequences for you.

(small solid bullet) Each fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year.

(small solid bullet) The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

(small solid bullet) Each fund may refuse exchange purchases by any person or group if, in Strategic Advisers' judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

The funds may terminate or modify the exchange privileges in the future.

Other funds may have different exchange restrictions, and may impose administrative fees of up to 1.00% and trading fees of up to 3.00% of the amount exchanged. Check each fund's prospectus for details.

ACCOUNT FEATURES AND POLICIES

FEATURES

The following features are available to buy and sell shares of the funds.

AUTOMATIC INVESTMENT AND WITHDRAWAL PROGRAMS. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

FIDELITY AUTOMATIC ACCOUNT
BUILDER TO MOVE MONEY FROM
YOUR BANK ACCOUNT TO A
FIDELITY FUND.

MINIMUM                        FREQUENCY               PROCEDURES
$100                           Monthly or quarterly    (small solid bullet) To set
                                                       up for a new account,
                                                       complete the appropriate
                                                       section on the fund
                                                       application.
                                                       (small solid bullet) To set
                                                       up for existing accounts,
                                                       call 1-800-544-6666 or visit
                                                       Fidelity's Web site for an
                                                       application.
                                                       (small solid bullet) To make
                                                       changes, call 1-800-544-6666
                                                       at least three business days
                                                       prior to your next scheduled
                                                       investment date.

DIRECT DEPOSIT TO SEND ALL OR
A PORTION OF YOUR PAYCHECK
OR GOVERNMENT CHECK TO A
FIDELITY FUND.A

MINIMUM                        FREQUENCY               PROCEDURES
$100                           Every pay period        (small solid bullet) To set
                                                       up for a new account, check
                                                       the appropriate box on the
                                                       fund application.
                                                       (small solid bullet) To set
                                                       up for an existing account,
                                                       call 1-800-544-6666 or visit
                                                       Fidelity's Web site for an
                                                       authorization form.
                                                       (small solid bullet) To make
                                                       changes you will need a new
                                                       authorization form. Call
                                                       1-800-544-6666 or visit
                                                       Fidelity's Web site to
                                                       obtain one.

A BECAUSE THEIR SHARE PRICES
FLUCTUATE, THESE FUNDS MAY
NOT BE APPROPRIATE CHOICES
FOR DIRECT DEPOSIT OF YOUR
ENTIRE CHECK.

FIDELITY AUTOMATIC EXCHANGE
SERVICE TO MOVE MONEY FROM A
FIDELITY MONEY MARKET FUND
TO ANOTHER FIDELITY FUND.

MINIMUM                        FREQUENCY               PROCEDURES
$100                           Monthly, bimonthly,     (small solid bullet) To set
                               quarterly, or annually  up, call 1-800-544-6666
                                                       after both accounts are
                                                       opened.
                                                       (small solid bullet) To make
                                                       changes, call 1-800-544-6666
                                                       at least three business days
                                                       prior to your next scheduled
                                                       exchange date.


PERSONAL WITHDRAWAL SERVICE
TO SET UP PERIODIC
REDEMPTIONS FROM YOUR
ACCOUNT TO YOU OR TO YOUR
BANK ACCOUNT.

FREQUENCY      PROCEDURES
Monthly        (small solid bullet) To set
               up, call 1-800-544-6666.
               (small solid bullet) To make
               changes, call Fidelity at
               1-800-544-6666 at least
               three business days prior to
               your next scheduled
               withdrawal date.

OTHER FEATURES. The following other features are also available to buy and sell shares of the funds.

WIRE
TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM.

(small solid bullet) You must sign up for the Wire feature before using it. Complete the appropriate section on the application when opening your account, or call 1-800-544-7777 to add the feature after your account is opened. Call 1-800-544-7777 before your first use to verify that this feature is set up on your account.

(small solid bullet) To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

FIDELITY MONEY LINE
TO TRANSFER MONEY BY PHONE BETWEEN YOUR BANK ACCOUNT AND YOUR FUND
ACCOUNT.

(small solid bullet) You must sign up for the Money Line feature before using it. Complete the appropriate section on the application and then call 1-800-544-7777 or visit Fidelity's Web site before your first use to verify that this feature is set up on your account.

(small solid bullet) Most transfers are complete within three business days of your call.

(small solid bullet) Maximum purchase: $100,000

FIDELITY ON-LINE XPRESS+(registered trademark)
TO MANAGE YOUR INVESTMENTS THROUGH YOUR PC.

CALL 1-800-544-7272 OR VISIT FIDELITY'S WEB SITE FOR MORE INFORMATION. (small solid bullet) For account balances and holdings;

(small solid bullet) To review recent account history;

(small solid bullet) For mutual fund and brokerage trading; and

(small solid bullet) For access to research and analysis tools.

FIDELITY WEB XPRESS(registered trademark)
TO ACCESS AND MANAGE YOUR ACCOUNT OVER THE INTERNET AT FIDELITY'S WEB
SITE.

(small solid bullet) For account balances and holdings;

(small solid bullet) To review recent account history;

(small solid bullet) To obtain quotes;

(small solid bullet) For mutual fund and brokerage trading; and

(small solid bullet) To access third-party research on companies, stocks, mutual funds and the market.

TOUCHTONE XPRESS
TO ACCESS AND MANAGE YOUR ACCOUNT AUTOMATICALLY BY PHONE.

CALL 1-800-544-5555.
(small solid bullet) For account balances and holdings;

(small solid bullet) For mutual fund and brokerage trading;

(small solid bullet) To obtain quotes;

(small solid bullet) To review orders and mutual fund activity; and

(small solid bullet) To change your personal identification number
(PIN).

POLICIES

The following policies apply to you as a shareholder.

COMBINATION WITH FREEDOM INCOME FUND. Each Freedom Fund with a target retirement date may be combined with Freedom Income, without a vote of shareholders, if the funds' Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. Prior to a combination, Fidelity will notify shareholders of a Freedom Fund with a target retirement date of the combination and any tax consequences.

STATEMENTS AND REPORTS that Fidelity sends to you include the following:

(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund and certain transactions through automatic investment or withdrawal programs).

(small solid bullet) Monthly or quarterly account statements
(detailing account balances and all transactions completed during the prior month or quarter).

(small solid bullet) Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if you have more than one account in a fund. Call Fidelity at 1-800-544-8544 if you need additional copies of financial reports or prospectuses.

Electronic copies of most financial reports and prospectuses are available at Fidelity's Web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's Web site for more information.

You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.

Fidelity may deduct an ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets with Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating accounts with Fidelity maintained by Fidelity Service Company, Inc. or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.

If your ACCOUNT BALANCE falls below $2,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV on the day your account is closed.

Fidelity may charge a FEE FOR CERTAIN SERVICES, such as providing historical account documents.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

Each Freedom Fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each Freedom Fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions.

Each Freedom Fund with a target retirement date normally pays dividends and capital gains distributions in May and December.

Freedom Income normally pays dividends monthly and pays capital gains distributions in May and December.

DISTRIBUTION OPTIONS

When you open an account, specify on your application how you want to receive your distributions. The following options may be available for each fund's distributions:

1. REINVESTMENT OPTION. Your dividends and capital gains distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. INCOME-EARNED OPTION. Your capital gains distributions will be automatically reinvested in additional shares of the fund. Your dividends will be paid in cash.

3. CASH OPTION. Your dividends and capital gains distributions will be paid in cash.

4. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividends will be automatically invested in shares of another identically registered Fidelity fund. Your capital gains distributions will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

TAX CONSEQUENCES

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

TAXES ON DISTRIBUTIONS. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, each fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. Each fund's distributions of long-term capital gains are taxable to you generally as capital gains.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash or to invest distributions automatically in shares of another Fidelity fund, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

TAXES ON TRANSACTIONS. Your redemptions, including exchanges may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund is the difference between the cost of your shares and the price you receive when you sell them.

FUND SERVICES


FUND MANAGEMENT

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Strategic Advisers, Inc. is each Freedom Fund's investment manager.

Fidelity Management & Research Company (FMR), an affiliate of
Strategic Advisers, is each underlying Fidelity fund's manager.

[As of ___, Strategic Advisers had approximately $___ in discretionary assets under management.]

[As of _________, FMR had approximately $____ in discretionary assets under management.]

As the manager, Strategic Advisers administers the asset allocation program for each Freedom Fund.

As the manager for the underlying Fidelity funds, FMR is responsible for choosing each fund's investments and handling their business affairs. FMR is also responsible for handling the business affairs for each Freedom Fund.

A fund could be adversely affected if the computer systems used by Strategic Advisers, FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. Strategic Advisers and FMR have advised each fund that they are actively working on necessary changes to their computer systems and expects that their systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on a fund.

[Ren Cheng is co-manager of the Freedom Funds, which he has managed since inception. He is also manager of structured investments for Fidelity Management Trust Company, which he has managed since 1994. Mr. Cheng joined Fidelity as a portfolio manager in 1994. Previously, he was a senior portfolio manager for Putnam Investments from 1985 to 1994.]

[Scott Stewart is Vice President and co-manager of the Freedom Funds, which he has managed since inception. He also manages other Fidelity Funds. Mr. Stewart is a Senior Vice President and head of Fidelity's structured equity group. He joined Fidelity in 1987 as a portfolio manager.]

Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

Each Freedom Fund pays a management fee to Strategic Advisers.

The management fee is calculated and paid to Strategic Advisers every month.

Strategic Advisers is responsible for the payment of all other expenses of each Freedom Fund with limited exceptions.

Each Freedom Fund's annual management fee rate is 0.10% of its average net assets.

[For the fiscal year ended March 31, 1999, each Freedom Fund paid a management fee of __% of the fund's average net assets, after reimbursement.]

Strategic Advisers may, from time to time, agree to reimburse the funds for management fees above a specified limit. Strategic Advisers retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements , which may be terminated by Strategic Advisers at any time, can decrease a fund's expenses and boost its performance.

[As of March 31, 1999, approximately __% of ___'s total outstanding shares, respectively, were held by [FMR/FMR and [an] FMR affiliate[s]/[an] FMR affiliate[s]].]

FUND DISTRIBUTION

Fidelity Distributors Corporation, Inc. (FDC) distributes each fund's shares.

Each Freedom Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that Strategic Advisers or FMR may use its management or administration fee revenues, respectively, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Freedom Fund shares and/or shareholder support services. Strategic Advisers or FMR, directly or through FDC, may pay intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Trustees of each Freedom Fund has authorized such payments.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

Strategic Advisers and FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of a fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related Statement of Additional Information (SAI), in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.

APPENDIX


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each fund's financial history for the past 3 years. Certain information reflects financial results for a single fund share. Total returns for each period include the reinvestment of all dividends and distributions. This information has been audited by _____________________, independent accountants, whose report, along with each fund's financial highlights and financial statements, are included in the funds' Annual Report. A free copy of the Annual Report is available upon request.

[Financial Highlights to be filed by subsequent amendment.]

You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544 or visit Fidelity's Web site at www.fidelity.com.

The SAI, the funds' annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-6440

Fidelity Freedom Funds, Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2030 Fund, Fidelity Investments & (Pyramid) Design, Fidelity, Fidelity Investments, TouchTone Xpress, Fidelity Money Line, Fidelity Automatic Account Builder, Fidelity On-Line Xpress+, Fidelity Web Xpress, and Directed Dividends are registered trademarks of FMR Corp.

Strategic Advisers and Fidelity Portfolio Advisory Services are service marks of FMR Corp.

[The third party marks appearing above are the marks of their respective owners.]

[item code] FF-pro-0599

FIDE   LITY FREEDOM FUNDS(registered trademark)

   FIDELITY FREEDOM INCOME FUND(registered trademark)
FIDELITY FREEDOM 2000 FUND(registered trademark)
FIDELITY FREEDOM 2010 FUND(registered trademark)
FIDELITY FREEDOM 2020 FUND(registered trademark)
FIDELITY F    REEDOM 2030 FUND(registered trademark)
FUNDS OF FIDELITY ABERDEEN STREET TRUST

STATEMENT OF ADDITIONAL INFORMATION
   MAY 20    , 1999

This Statement of Additional Information (SAI) is not a prospectus. Portions of the funds' Annual Report are incorporated herein. The
Annual Report is supplied with this SAI.

To obtain a free additiona   l copy     of the Prospectus, dated May
20, 1999, or an Annual Report, please call Fidelity(registered
trademark) at 1-800-544-8544 or visit Fidelity's Web s   ite at
w    ww.fidelity.com.


TABLE OF CONTENTS               PAGE

Investment Practices of the     55
Freedom Funds

Investment Practices of the     57
Underlying Fidelity Funds

Portfolio Transactions          37

Valuation                       42

Performance                     43

Additional Purchase, Exchange   61
and Redemption Information

Distributions and Taxes         61

Trustees and Officers           61

Control of Investment Advisers  87

Management Contracts            87

Distribution Services           67

Transfer and Service Agent      68
Agreements

Description of the Trust        68

Financial Statements            68

Appendix                        68



FF-ptb-0   59    9
[Item code]

(fidelity_logo_graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Freedom Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Freedom Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Freedom Fund's investment policies and limitations.

Freedom Fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the 1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

THE FOLLOWING ARE THE FREEDOM FUNDS' FUNDAMENTAL INVESTMENT
LIMITATIONS SET FORTH IN THEIR ENTIRETY.  EACH FREEDOM FUND MAY NOT:

(1) With respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in c   onnection with the
insurance program established by the fund pursuant to an exemptive
order issued by the Securities and Exchang    e Commission or as
otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry (provided that investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation);

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) Each fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) Each fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) Each fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) Each fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which Fidelity Management & Research Company or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). Each fund will not borrow from other funds advised by Fidelity Management & Research Company or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

(iv) Each fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) Each fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which Fidelity Management & Research Company or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) Each fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, each Freedom Fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the Freedom Funds' limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 4.

Notwithstanding the foregoing investment limitations, the underlying Fidelity funds in which the Freedom Funds may invest have adopted certain investment limitations that may be more or less restrictive than those listed above, thereby permitting a Freedom Fund to engage indirectly in investment strategies that are prohibited under the investment limitations listed above. The investment limitations of each underlying Fidelity fund are set forth in its SAI.

In accordance with each Freedom Fund's investment program as set forth in the prospectus, a Freedom Fund may invest more than 25% of its assets in any one underlying Fidelity fund. However, each of the underlying Fidelity funds in which a Freedom Fund may invest (other than Fidelity Money Market Trust: Retirement Money Market Portfolio) will not concentrate more than 25% of its total assets in any one industry, except that Fidelity Money Market Trust: Retirement Money Market Portfolio will invest more than 25% of its total assets in the financial services industry.

INVESTMENT PRACTICES OF THE FREEDOM FUNDS

The following pages contain more detailed information about types of instruments in which a Freedom Fund may invest, strategies Strategic AdvisersSM may employ in pursuit of a Freedom Fund's investment objective, and a summary of related risks. Strategic Advisers may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a Freedom Fund achieve its goal.

BORROWING. Each F   reedom Fund may borrow from banks or from other
funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

   CASH MANAGEMENT. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements or shares of money market funds. Generally, these securities offer less potential for gains than other types of securities.

   CENTRAL CASH FUNDS are money market funds managed by FMR or its affiliates that seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The funds comply with industry-standard requirements for money market funds regarding the quality, maturity and diversification of their investments.

       DOLLAR-WEIGHTED AVERAGE MATURITY    is derived by multiplying
the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

   For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the
mortgage. The weig    hted average life of these securities is likely
to be substantially shorter than their stated final maturity.

FUTURES CONTRACTS. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Index (S&P 500(registered trademark)). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. Each fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets. The funds intend to comply with Rule
4.5 under the Commodity Exchange Act, which limits the extent to which the funds can commit assets to initial margin deposits and option premiums.

In addition, each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would
exceed 25% of its tota   l assets under     normal conditions; or (c)
purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

The above limitations on the funds' investments in futures contracts and options, and the funds' policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.

ILLIQUID SECURITIES cannot be sold    or disposed of in the ordinary
course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR, on behalf of Strategic Advisers, determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or
offset the rights and obligations     of the security).

INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements, and will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

INVESTMENT-GRADE DEBT SECURI   TIES. Investment-grade debt securities
are medium and high-quality securities. Some may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. A debt security is considered to be investment-grade if it is rated investment-grade by Moody's Investors Service, Standard & Poor's, Duff & Phelps Credit
Rating Co., or Fitch IBCA     Inc., or is unrated but considered to be
of equivalent quality by FMR.

REPURCHASE AGREEMENTS involve an agr   eement to purchase a security
and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The Freedom Funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and
found satisfactory by FMR on behalf of Strategic Ad    visers.

RESTRICTED SE   CURITIES are subject to legal restrictions on their
sale. Difficulty in selling securities may result in a loss or be
costly to a fund. Restricted se    curities generally can be sold in
privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered
public offering. Where reg   istr    ation is required, the holder of
a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the
holder    mig    ht obtain a less favorable price than prevailed when
it decided to seek registration of the security.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The Freedom Funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR on behalf of Strategic Advisers. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

SECURITIES LENDING. A fund may lend    sec    urities to parties such
as broker-dealers or other institutions, including Fidelity Brokerage Services, Inc. (FBSI). FBSI is a member of the New York Stock Exchange and a subsidiary of FMR Corp.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Because there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by Strategic Advisers to be of good standing. Furthermore, they will only be made if, in Strategic Advisers's judgment, the consideration to be earned from such loans would justify the risk.

Strategic Advisers understands that it is the current view of the SEC Staff that a fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Cash received through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

SOURCES OF CREDIT OR LIQUIDITY SUPPORT. Issuer   s may employ various
forms of credit and liquidity enhancements, including letters of credit, guarantees, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. Strategic Advisers may rely on FMR's evaluation of the credit of the credit or liquidity enhancement provider in determining whether to purchase a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable
political or    economic developments, currency controls, or other
government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

       TEMPORARY DEFENSIVE POLICIES.    Each of the Freedom Funds
reserves the right to invest without limitation in Fidelity Money
Market Trust: Retirement Money Market Portfolio for temporary,
de    fensive purposes.

INVESTMENT PRACTICES OF THE UNDERLYING FIDELITY FUNDS

The following pages contain more detailed information about types of instruments in which an underlying Fidelity fund may invest, strategies FMR may employ in pursuit of an underlying Fidelity fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help an underlying Fidelity fund achieve its goal.

AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the SEC, the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

ASSET-BACKED SECURITIES represent interests in pools of mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

BORROWING. Each fund ma   y borrow from banks or from other funds
advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

   CASH MANAGEMENT. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase
agreements or shares of money m    arket funds. Generally, these
securities offer less potential for gains than other types of securities.

CENTRAL CASH FUNDS ar   e money market funds managed by FMR or its
affiliates that seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The funds comply with industry-standard requirements for money market funds regarding the quality, maturity and diversification of their investments.

       COMMON STOCK represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy,
   the cla    ims of owners of bonds and preferred stock take
precedence over the claims of those who own common stock.

CONVERTIBLE SECURITIES are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

DEBT SECURITIES are use   d by issuers to borrow money. The issuer
usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.

       DOLLAR-WEIGHTED AVERAGE MATURITY    is derived by multiplying
the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

   For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the
mortgage. The weig    hted average life of these securities is likely
to be substantially shorter than their stated final maturity.

DOMESTIC AND FOREIGN INVESTMENTS (MONEY MARKET FUND ONLY) include U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. Domestic and foreign investments may also include U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.

The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and repayment of principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the United States and a fund may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.

Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.

Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers.

EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S.
dollars, or other government intervention.    Additionally,
governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that FMR
will be able to anticipate these potential even    ts or counter their
effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

FOREIGN CURRENCY TRANSACTIONS. A bond or equity fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

FOREIGN REPURCHASE AGREEMENTS. Fo   reign repurchase agreements
involve an agreement to purchase a foreign security and to sell that
security back to original seller at an agree    d-upon price in either
U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

FUNDS' RIGHTS AS SHAREHOLDERS. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the Board of Directors, and shareholders of a company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing third-party takeover efforts. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred.

FUTURES AND OPTIONS. The following paragraphs pertain to futures and options: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.

COMBINED POSITIONS involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

FUTURES CONTRACTS. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the S&P 500. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

Futures may be bas   ed on foreign indexes such as the CAC 40
(France), DAX 30 (Germany), EuroTop 100 (Europe), IBEX (Spain), FTSE
100 (United King    dom), All Ordinary (Australia), Hang Seng (Hong
Kong), and Nikkei 225, Nikkei 300 and TOPIX (Japan).

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.

Although futures excha   nges generally operate similarly in the
United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. Each b   on    d and
equity fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets. The funds intend to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the funds can commit assets to initial margin deposits and option premiums.

In addition, each equity fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put
options would exceed 25% of its total ass   ets u    nder normal
conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

In addition, eac   h bond fund will not: (a) sell futures contracts,
purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or
acquired or traded together with their un    derlying securities, and
do not apply to securities that incorporate features similar to options.

Fidelity Govern   ment Income Fund further limits its options and
futures investments to options and futures contracts relating to U.S.
Government securitie    s.

The above limitations on the bond and equity funds' investments in futures contracts and options, and the funds' policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.

LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

WRITING PUT AND CALL OPTIONS. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option
is outstanding, regar   dles    s of price changes. When writing an
option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

ILLIQUID SECURITIES canno   t be sold or disposed of in the ordinary
course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

INDEXED SECURITIES are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Mortgage   -indexed securities, for example, could be structured to
replicate the performance of mortgage securities and the
characteristics of direct     ownership.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money
from, other funds advised by FMR or its affiliates. A    fund will
lend through the program only when the returns are higher than those available from an investment in repurchase agreements, and will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and bor rowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

INVESTMENT-GRADE DEBT SECURITIES   . Investment-grade debt securities
are medium and high-quality securities. Some may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. A debt security is considered to be investment-grade if it is rated investment-grade by Moody's Investors Service, Standard & Poor's, Duff & Phelps Credit
Rating Co., or Fitch IBCA     Inc., or is unrated but considered to be
of equivalent quality by FMR.

ISSUER LOCATION. FMR determines where an issuer or its principal activities are located by looking at such factors as the issuer's country of organization, the primary trading market for the issuer's securities, and the location of the issuer's assets, personnel, sales, and earnings. The issuer of a security is considered to be located in a particular country if (1) the security is issued or guaranteed by the government of the country or any of its agencies, political subdivisions, or instrumentalities; (2) the security has its primary trading market in that country; or (3) the issuer is organized under the laws of that country, derives at least 50% of its revenues or profits from goods sold, investments made, or services performed in the country, or has at least 50% of its assets located in the country.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or
other receivables), or to other parties. Dire   ct debt instruments
involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement
that a fund supply additional cash to a borrower on dem    and.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Each fun   d limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment li mitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

LOWER-QUALITY DEBT SECURITIES. Lower-quality debt securities have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Be   c    ause the risk of default is higher for lower-quality debt
securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

MONEY MARKET INSURANCE. The m   oney market fund participates in a
mutual insurance company solely with other funds advised by FMR or its affiliates. This company provides insurance coverage for losses on certain money market instruments held by a participating fund (eligible instruments), including losses from nonpayment of principal or interest or a bankruptcy or insolvency of the issuer or credit support provider, if any. The insurance does not cover losses resulting from changes in interest rates or other market developments. The money market fund is charged an annual premium for the insurance coverage and may be subject to a special assessment of up to approximately two and one-half times the fund's annual gross premium if covered losses exceed certain levels. A participating fund may recover no more than $100 million annually, including all other claims of insured funds, and may only recover if the amount of the loss
exceeds 0.30% of its eligible inst    ruments. The money market fund
may incur losses regardless of the insurance.

MONEY MARKET SECURITIES are high-quality, short-term obligations. Money market securities may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the fund.

MORTGAGE SECURITIES are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A
mortgage security is an obligation of the    i    ssuer backed by a
mortgage or pool of mortgages or a direct interest in an underlying
pool of mortgages. Some mortgage securities, s   uc    h as
collateralized mortgage obligations (or "CMOs"), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage
se   cu    rities are based on different types of mortgages, including
those on commercial real estate or residential properties. Strip   ped
mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual
s    ecurities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes an   d Freddie Macs are pass-through securities issued by
Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae is authorized to borrow from the U.S. Treasury to meet its obligations. Fannie Maes and Freddie Macs are not backed by the full
faith     and credit of the U.S. Government.

The value of mortgage securit   ies may change due to shifts in the
market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues.
Mortgage securities are sub    ject to prepayment risk, which is the
risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a
rising interest    rat    e environment, mortgage security values may
be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's
effective ma   turity and the related increase in interest rate
sensitivity of a longer-term instrument. The prices of stripped
mortgage securities tend to     be more volatile in response to
changes in interest rates than those of non-stripped mortgage securities.

In order to earn additional income for a fund, FMR may use a trading strategy that involves selling mortgage securities and simultaneously agreeing to purchase similar securities on a later date at a set price. This trading strategy may result in an increased portfolio turnover rate which increases costs and may increase taxable gains.

MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.

PRECIOUS METALS. Prec   ious metals, such as gold, silver, platinum
and palladium, at times have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of gold and other precious metals, however, are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious metals-related businesses. Investments in precious metals can present concerns such as delivery storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations. Although precious metals can be purchased in any form, including bullion and coins, FMR intends to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds. A fund may incur higher custody and transaction costs for precious metals than for securities. Also, precious metals investments do not pay income.

   For a fund to qualify as a regulated investment company under current federal tax law, gains from selling precious metals may not exceed 10% of the fund's gross income for its taxable year. This tax requirement could cause a fund to hold or sell precious metals or securities when it would not otherwise do so.

       PREFERRED STOCK    is a class of equity or ownership in an
issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds
take precedence over the cla    ims of those who own preferred and
common stock.

PUT FEATURES entitle the holder t   o sell a security back to the
issuer or a third party at any time or at specified intervals. In
exchange for this benefit, a fund may accept a lo    wer interest
rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.

REAL ESTATE INVESTMENT TRUSTS. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

REPURCHASE AGREEMENTS involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus
the accrued incremental amount. The value of t   he security purchased
may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes
insolvent. The funds will engage in repurchase agree    ment
transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.

RESTRICTED SECU   RITIES are subject to legal restrictions on their
sale. Difficulty in selling securities may result in a loss or be
costly to a fund. Restricted secu    rities generally can be sold in
privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the
ho   lde    r might obtain a less favorable price than prevailed when
it decided to seek registration of the security.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Such transactions may
increase fluctuations in the    market     value of fund assets and a
fund's yield and may be viewed as a form of leverage.

SECURITIES OF OTHER    INVESTMENT COMPANIES,  including shares of
closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market.

   The extent to which     a fund can invest in securities of other
investment companies is limited by federal securities laws.

SECURITIES LENDING. A fund may lend securities to parties such a   s
br    oker-dealers or other institutions, including Fidelity Brokerage
Services, Inc. (FBSI). FBSI is a member of the New York Stock Exchange and a subsidiary of FMR Corp.

Securities    lending allows a fund to retain ownership of the
securities loaned and, at the same time, to earn additional income.
Because there ma    y be delays in the recovery of loaned securities,
or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by FMR to be of good standing. Furthermore, they will only be made if, in FMR's judgment, the consideration to be earned from such loans would justify the risk.

FMR understands that it is the current view of the SEC Staff that a fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Cash received through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

SHORT SALES "AGAINS   T THE BOX" (GROWTH AND MONEY MARKET FUNDS) are
short sales of securities that a fund owns or has the right to obtain
(equivalent in ki    nd or amount to the securities sold short). If a
fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding.

Short sales against the box could be used to protect the net asset value per share (NAV) of a money market fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. A money market fund will incur transaction costs in connection with opening and closing short sales against the box. An equity fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

SHORT SALES (GROWTH & IN   COME AND HIGH INCOME FUNDS). Stocks
underlying a fund's convertible security holdings can be sold short.
For example, if FMR ant    icipates a decline in the price of the
stock underlying a convertible security held by a fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Each fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

A fund will be    req    uired to set aside securities equivalent in
kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

SOURCES OF CREDIT OR LIQUIDITY SUPP   ORT. Issuers may employ various
forms of credit and liquidity enhancements, including letters of credit, guarantees, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. FMR may rely on its evaluation of the credit of the credit or liquidity enhancement provider in determining whether to purchase a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the
credit quality of the entity     providing the enhancement could
affect the value of the security or a fund's share price.

SOVEREIGN DEBT OBLIGATIONS are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

STRIPPED SECURITIES are th   e separate income or principal components
of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve
Bank are oblig    ations issued by the U.S. Treasury.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7,
a fund m   ust     evaluate them as it would non-government securities
pursuant to regulatory guidelines applicable to money market funds.

SWAP AGREEMENTS can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap
agreement would be likely to decline, potentially re   sultin    g in
losses. A fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

 TEMPO   RARY DEFENSIVE POLICIES.

 Each growth and growth & income fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

 Each investment-grade bond fund reserves the right to invest without limitation in investment-grade money market or short-term debt instruments for temporary, defensive purposes.

    Fidelity Capital & Income Fund reserves the right to invest without limitation in investment-grade securities for temporary, defensive purposes.

VARIABLE AND FLOATING RATE SECURITIES provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

WARRANTS. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

WHEN-ISSUED AN   D FORWARD PURCHASE OR SALE TRANSACTIONS involve a
commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

   When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or
yield opportunity or suffer     a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

ZERO COUPON BONDS do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities (normally, shares of the underlying Fidelity funds) are placed on behalf of each Freedom Fund by Strategic Advisers, either itself or through its affiliates, pursuant to authority contained in each Freedom Fund's management contract. A Freedom Fund will not incur any commissions or sales charges when it invests in underlying Fidelity funds, but it may incur such costs if it invests directly in other types of securities.

All orders for the purchase or sale of portfolio securities are placed on behalf of each underlying Fidelity fund by FMR pursuant to authority contained in each underlying Fidelity fund's management contract. Because the market for most OTC securities is made by market makers or dealers, rather than on an exchange, FMR will place most of its orders on behalf of Fidelity OTC Portfolio with dealers. Ordinarily commissions are not charged on such orders. Thus, Fidelity OTC Portfolio should incur a relatively small amount of commission expenses. When Fidelity OTC Portfolio places an order with a dealer, it pays a spread, which is included in the cost of the security, and is the difference between the dealer's cost and the cost to the fund. If FMR grants investment management authority to an underlying Fidelity fund's sub-adviser, the sub-adviser is authorized to place orders for the purchase and sale of portfolio securities on behalf of that fund, and will do so in accordance with the policies described below.

Strategic Advisers and FMR each is also responsible for the placement of transaction orders for other investment companies and investment accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, Strategic Advisers and FMR consider various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions; and, in selecting broker-dealers to place portfolio transactions for certain underlying Fidelity funds, arrangements for payment of fund expenses.

Generally, commissions for investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.

The Freedom Funds and underlying Fidelity funds may execute portfolio transactions with broker-dealers who provide research and execution
servic   es to the     funds or other investment accounts over which
Strategic Advisers, FMR or their affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of investment accounts; and effect securities transactions and perform functions incidental thereto (such as clearance and settlement).

The selection of such broker-dealers for transactions in equity securities on behalf of the underlying funds is generally made by Strategic Advisers or FMR (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by Strategic Advisers' or FMR's investment staff based upon the quality of research and execution services provided.

 For transactions in fixed-income securities, Strategic Advisers' or FMR's selection of broker-dealers is generally based on the availability of a security and its price and, to a lesser extent, on the overall quality of execution and other services, including research, provided by the broker-dealer.

The receipt of research from broker-dealers that execute transactions on behalf of the Freedom Funds or an underlying Fidelity fund may be useful to Strategic Advisers or FMR, as the case may be, in rendering investment management services to that fund or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other Strategic Advisers or FMR clients may be useful to Strategic Advisers or FMR, as the case may be, in carrying out its obligations to a fund. The receipt of such research has not reduced Strategic Advisers' or FMR's normal independent research activities; however, it enables Strategic Advisers and FMR to avoid the additional expenses that could be incurred if Strategic Advisers or FMR tried to develop comparable information through its own efforts.

Fixed-income securities are generally purchased from an issuer or underwriter acting as principal for the securities, on a net basis with no brokerage commission paid. However, the dealer is compensated by a difference between the security's original purchase price and the selling price, the so-called "bid-asked spread." Securities may also be purchased from underwriters at prices that include underwriting fees.

Subject to applicable limitations of the federal securities laws, a fund may pay a broker-dealer commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause a fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to that fund or its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.

To the extent perm   itted by     applicable law, Strategic Advisers
and FMR are authorized to allocate portfolio transactions in a manner
that takes into acc   ount assistance received in the distribution of
shares of the funds or other Fidelity funds and to use the research
services of brokerage     and other firms that have provided such
assistance. Strategic Advisers and FMR may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC) and Fidelity Brokerage Services Japan LLC
(FBSJ), indirect subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Prior to December 9, 1997, FMR and Strategic Advisers used research services provided by and placed agency transactions with Fidelity Brokerage Services (FBS), an indirect subsidiary of FMR Corp.

FMR may allocate brokerage transactions to broker-dealers (including affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by an underlying Fidelity fund toward the reduction of that fund's expenses. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions
for invest   m    ent accounts which they or their affiliates manage,
unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized NFSC to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.

The Trustees of each fund periodically review Strategic Advisers' or FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Freedom Funds or the underlying Fidelity funds, respectively, and review the commissions paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.

Each Freedom Fund's turnov   er rates for the fiscal periods ended
March 31, 1999 and 1998 are presented in the table below. [Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, or changes in
Strategic Advisers' investment ou    tlook.]

TURNOVER RATES  1999  1998

Freedom Income   %     33%

Freedom 2000     %     24%

Freedom 2010     %     20%

Freedom 2020     %     15%

Freedom 2030     %     34%


[The followi   ng tables show the brokerage commissions paid by the
funds. Significant changes in brokerage commissions paid by a fund from year to year may result from changing asset levels throughout the year.] A fund may pay both commissions and spreads in connection with the placement of portfolio transactions. [For the fiscal years ended March 31, 1999, March 31, 1998 and March 31, 1997, the funds paid no brokerage commissions.]

   [The followin    g table shows the total amount of brokerage
commissions paid by each fund.]

Fiscal Year Ended March 31  Total Amount Paid

FREEDOM INCOME

1999                        $

1998

1997

FREEDOM 2000

1999

1998

1997

FREEDOM 2010

1999

1998

1997

FREEDOM 2020

1999

1998

1997

FREEDOM 2030

1999

1998

1997


[Of the    following tables, the first shows the total amount of
brokerage commissions paid by each fund to NFSC, FBS and FBSJ, as applicable, for the past three fiscal years.] [The second table shows the approximate percentage of aggregate brokerage commissions paid by a fund to NFSC, FBS and FBSJ for transactions involving the approximate percentage of the aggregate dollar amount of transactions for which the fund paid brokerage commissions for the fiscal year ended 1999.] [NFSC , and FBS, and FBSJ are paid on a commission basis.]

                            Total Amount Paid

Fiscal Year Ended March 31  To NFSC            To FBS  To FBSJ

FREEDOM INCOME

1999                        $                  $       $

1998

1997

FREEDOM 2000

1999

1998

1997

FREEDOM 2010

1999

1998

1997

FREEDOM 2020

1999

1998

1997

FREEDOM 2030

1999

1998

1997




Fiscal Year Ended March 31,    % of  Aggregate Commissions  % of  Aggregate Dollar Amount  % of Aggregate Commissions
1999                           Paid to NFSC                 of Transactions Effected       Paid to FBS
                                                            through NFSC

FREEDOM INCOME                  %                            %                              %

FREEDOM 2000                    %                            %                              %

FREEDOM 2010                    %                            %                              %

FREEDOM 2020                    %                            %                              %

FREEDOM 2030                    %                            %                              %




Fiscal Year Ended March 31,  % of  Aggregate Dollar Amount  % of Aggregate Commissions  % of Aggregate Dollar Amount
1999                         of Transactions Effected       Paid to FBSJ                of Transactions Effected
                             through FBS                                                through FBSJ

FREEDOM INCOME                %                              %                           %

FREEDOM 2000                  %                              %                           %

FREEDOM 2010                  %                              %                           %

FREEDOM 2020                  %                              %                           %

FREEDOM 2030                  %                              %                           %


[(dagger) The differen   ce between the percentage of aggregate
brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, NFSC, FBS and FBSJ is a result of the low commission rates charged by NFSC, FBS and FBSJ.]

   [NFSC, FBS and FBSJ have used a portion of the commissions paid by a fund to reduce that fund's expenses.]

   [The following table shows the dollar amount of brokerage
commissions paid to firms that provided research services and the
approximate dollar a    mount of the transactions involved for the
fiscal year ended 1999.]


Fiscal Year Ended March 31,    $ Amount of  Commissions Paid  $ Amount of  Brokerage
1999                           to Firms  that Provided        Transactions  Involved*
                               Research Services*

FREEDOM INCOME                  $                              $

FREEDOM 2000

FREEDOM 2010

FREEDOM 2020

FREEDOM 2030



[*The provision of    research services was not necessarily a factor
in the placement of all this business with such firms.]

   [For the fiscal year en    ded March 31, 1999, the funds paid no
brokerage commissions to firms that provided research services.]

The Trustees of each fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the funds from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwriting.

From time to time the Trustees will review whether the recapture for the benefit of the Freedom Funds or the underlying Fidelity funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.

Although the Trustees and officers of each Freedom Fund are substantially the same as those of the underlying Fidelity funds and other funds managed by FMR or its affiliates, investment decisions for each Freedom Fund are made independently from those of other funds
managed by FMR or inves   tme    nt accounts managed by FMR
affiliates. It sometimes happens that the same security is held in the
portfolio of more t   han one of these funds or investment accounts.
Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for
the investment o    bjective of more than one fund or investment
account.

When two or more Freedom Funds and/or underlying Fidelity funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining Strategic Advisers or FMR as investment adviser to each Freedom Fund and underlying Fidelity fund, as applicable, outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

VALUATION

Each fund's    NAV is the value of a single share. The NAV of each
fund is computed by adding the value of the fund's investme    nts,
cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

The assets of each Freedom Fund consist primarily of shares of the underlying Fidelity funds, which are valued at their respective NAVs.

VALUATION OF UNDERLYING FIDELITY FUNDS

GROWT   H     AND GROWTH & INCOME FUNDS. Portfolio securities are
valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or
clo   sin    g bid price normally is used. Securities of other
open-end investment companies are valued at their respective NAVs.

Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, fixed-income securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Futures contracts and options are valued on the basis of market quotations, if available.

Indepen   dent     brokers or quotation services provide prices of
foreign securities in their local currency. Fidelity Service Company, Inc. (FSC) gathers all exchange rates daily at the close of the New York Stock Exchange (NYSE) using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to
maturity are included in the calculation of NAV. If a   n     event
that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that
security is tra   de    d, then that security will be valued in good
faith by a committee appointed by the Board of Trustees.

Short-term securities with rema   ining maturities of sixty days or
less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

   The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional
trad    ing.

TAXABLE    BO    ND FUNDS. Portfolio securities are valued by various
methods depending on the primary market or exchange on which they trade. Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets.

Or, fixed-income securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Or, fixed-income securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Most equity se   curities for which the primary market is the United
States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is
unavailable, the last evaluated quote     or closing bid price
normally is used.

Futures contracts and options are valued on the basis of market quotations, if available. Securities of other open-end investment companies are valued at their respective NAVs.

Indepe   nde    nt brokers or quotation services provide prices of
foreign securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-te   rm securities with remaining maturities of sixty days or
less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

   The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

MONEY M   A    RKET FUND. Portfolio securities and other assets are
valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price the fund would receive if it sold the instrument.

Securities of other open-end investment companies are valued at their respective NAVs.

At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from the fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

PERFORMANCE

The Freedom Funds and the underlying Fidelity funds may quote performance in various ways, and the Freedom Funds may quote the performance of various underlying Fidelity funds. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. The share price of a bond or equity fund, the yield, if applicable, of a bond, money market or equity fund, and return fluctuate in response to market conditions and other factors, and the value of an equity or bond fund's shares when redeemed may be more or less than their original cost. The following paragraphs describe how yield and return are calculated by the Freedom Funds and the underlying Fidelity funds.

YIELD CALCULATIONS (FREEDOM INCOME). The yield for Freedom Income is the asset-weighted average of the yields of the underlying Fidelity funds in which it invests, reduced by Freedom Income's expenses. The asset-weighted yield is calculated by multiplying the yield of each underlying fund by the value of Freedom Income's investment in that fund, adding together the results, dividing the sum by Freedom Income's total net assets and then subtracting the annualized expenses of Freedom Income. The asset-weighted yield is currently calculated once a month as of the last day of the prior month. In those cases where a yield is not published for an underlying fund, that fund's yield is assumed to be zero for purposes of this calculation.

YIELD CALCULATIONS (MONEY MARKET FUND).To compute the yield for a money market fund for a period, the net change in value of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. A money market fund also may calculate an effective yield by compounding the base period return over a one-year period. In addition to the current yield, a money market fund may quote yields in advertising based on any historical seven-day period. Yields for a money market fund are calculated on the same basis as other money market funds, as required by applicable regulation.

Yield information may be useful in reviewing a fund's performance and in providing a basis for comparison with other investment alternatives. However, a fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.

Investors should recognize that in periods of declining interest rates a fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing a fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.

YIELD CALCULATIONS (BOND AND EQUITY FUNDS). Yields for a fund are computed by dividing a fund's interest and dividend income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the fund's NAV or offering price, as applicable at the
end of the period, and annualizing the result (assumi   ng
co    mpounding of income) in order to arrive at an annual percentage rate. Yields do not reflect Fidelity Capital & Income Fund's short-term trading fee. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. For a fund's investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and then are converted to U.S. dollars, either when they are actually converted or at the end of the 30-day or one month period, whichever is earlier. Income is adjusted to reflect gains and losses from principal repayments received by a fund with respect to mortgage-related securities and other asset-backed securities. Other capital gains and losses generally are excluded from the calculation as are gains and losses from currency exchange rate fluctuations.

Income calculated for the purposes of calculating a fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a fund's yield may not equal its distribution rate, the income paid to your account, or the income reported in the fund's financial statements.

In calculating a fund's yield, a fund may from time to time use a portfolio security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This practice will have the effect of reducing a fund's yield.

Yield information may be useful in reviewing a fund's performance and in providing a basis for comparison with other investment alternatives. However, a fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.

Investors should recognize that in periods of declining interest rates a fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing a fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.

RETURN CALCULATIONS. Retur   ns qu    oted in advertising reflect all
aspects of a fund's return, including the effect of reinvesting
dividends and cap   ital gain distributions, and any change in a
fund's NAV over a stated period. A cumulative return reflects actual
performance over a st    ated period of time. Average annual returns
are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in
value had been constant over t   h    e period. For example, a
cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While
   ave    rage annual returns are a convenient means of comparing
investment alternatives, investors should realize that a fund's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a fund.

In addition to average annual returns, a fund may quote unaveraged or cumulative returns reflecting the simple change in value of an
investment over a stated period. Average annual and cumula   t    ive
returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to return.
Ret   urn    s may be quoted on a before-tax or after-tax basis.
Returns may or may not include the    ef    fect of a fund's maximum
sales charge or the effect of a fund's short-term trading fee. Excluding a fund's sales charge or short-term trading fee from a
r   etur    n calculation produces a higher return figure. Returns,
yields, if applicable, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

NET ASSET VALUE. Charts and graphs using a fund's NAVs, adjusted NAVs,
and    benc    hmark indexes may be used to exhibit performance. An
adjusted NAV includes any distributions paid by a fund and reflects all elements of its return. Unless otherwise indicated, a fund's adjusted NAVs are not adjusted for sales charges, if any.

MOVING AVERAGES. A fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average. The
13-week and 39-week long-term moving average   s     on March 26, 1999
are shown below.

  Fiscal Year Ending March 31,
  1999

                13-week Moving Averages  39-week Moving Averages

Freedom Income  $                        $

Freedom 2000    $                        $

Freedom 2010    $                        $

Freedom 2020    $                        $

Freedom 2030    $                        $


CALCULATING HISTORICAL FUND RESULTS. The follow   ing     tables show
performance for each fund.

HISTORICAL FUND RESULTS. The followi   ng     table shows each fund's
return for the fiscal period ended March 31, 1999.


                                  Average Annual Returns                      Cumulative Returns

                Thirty-Day Yield  One Year                Life of Fund**      One Year             Life of Fund**

Freedom Income   %*                %                       %                   %                   %

Freedom 2000     N/A               %                       %                   %                   %

Freedom 2010     N/A               %                       %                   %                   %

Freedom 2020     N/A               %                       %                   %                   %

Freedom 2030     N/A               %                       %                   %                   %



* The yield for Freedom Income is the asset-weighted average of the yields of the underlying Fidelity funds in which it invests, reduced by Freedom Income's expenses.

** From October 17, 1996 (commencement of operations).

Note: If Strategic Advisers had not reimbursed certain fund expenses during these periods, each fund's returns would have been lower.

Note: If Strategic Advisers had not reimbursed certain fund expenses during these periods, Freedom Income's yield would have been ___%.

HISTORICAL FUND RESULTS - UNDERLYING FIDELITY FUNDS. The following table shows the underlying Fidelity funds' 7-day or 30-day yields and/or return for the periods ended March 31, 1999. Returns include the effect of a fund's maximum sales charge, if any, but do not include the effect of a fund's short-term trading fee.

                                     Average Annual Total Returns

Underlying Fidelity Fund             Yield(dagger)                 One Year  Five Years  Ten Years/ Life of Fund*

Fidelity Blue Chip Growth Fund1      N/A                            %         %           %

Fidelity Capital & Income Fund2       %                             %         %           %

Fidelity Disciplined Equity          N/A                            %         %           %
Fund

Fidelity Diversified                 N/A                            %         %           %
International Fund

Fidelity Equity-Income Fund          N/A                            %         %           %

Fidelity Europe Fund3                N/A                            %         %           %

Fidelity Fund                        N/A                            %         %           %

Fidelity Government Income Fund       %                             %         %           %

Fidelity Growth & Income             N/A                            %         %           %
Portfolio

Fidelity Growth Company Fund4        N/A                            %         %           %

Fidelity Intermediate Bond Fund       %                             %         %           %

Fidelity Investment Grade             %                             %         %           %
Bond Fund

Fidelity Japan Fund5                 N/A                            %         %           %

Fidelity Money Market Trust:          %                             %         %           %
Retirement Money Market
Portfolio

Fidelity OTC Portfolio6              N/A                            %         %           %

Fidelity Overseas Fund               N/A                            %         %           %

Fidelity Southeast Asia Fund7        N/A                            %         %           %



                                 Cumulative Total Returns

Underlying Fidelity Fund         One Year                  Five Years                Ten Years/ Life of Fund*

Fidelity Blue Chip Growth Fund1   %                         %                        %

Fidelity Capital & Income Fund2   %                         %                        %

Fidelity Disciplined Equity       %                         %                        %
Fund

Fidelity Diversified              %                         %                        %
International Fund

Fidelity Equity-Income Fund       %                         %                        %

Fidelity Europe Fund3             %                         %                        %

Fidelity Fund                     %                         %                        %

Fidelity Government Income Fund   %                         %                        %

Fidelity Growth & Income          %                         %                        %
Portfolio

Fidelity Growth Company Fund4     %                         %                        %

Fidelity Intermediate Bond Fund   %                         %                        %

Fidelity Investment Grade         %                         %                        %
Bond Fund

Fidelity Japan Fund5              %                         %                        %

Fidelity Money Market Trust:      %                         %                        %
Retirement Money Market
Portfolio

Fidelity OTC Portfolio6           %                         %                        %

Fidelity Overseas Fund            %                         %                        %

Fidelity Southeast Asia Fund7     %                         %                        %


* Fidelity Diversified International Fund commenced operations on
December 27, 1991.
 Fidelity Japan Fund commenced operations on September 15, 1992.
 Fidelity Southeast Asia Fund commenced operations on April 19, 1993.

(dagger) Yields shown are for the 30-day period ended March 31, 1999, except for the yield shown for Fidelity Money Market Trust: Retirement Money Market Portfolio, which is for the seven-day period ended March 31, 1999.

1 Total return    figures include the effect of Fidelity Blue Chip
Growth Fund's 3.0% sales charge which was in effect prior to October
1, 199    8.

2 Total return figures do not include the effect of Fidelity Capital & Income Fund's 1.5% redemption fee, applicable to shares held less than 365 days. In addition, when considering historical performance, be aware that effective December 30, 1990, the fund adopted a new investment objective and changed its name from Fidelity High Income Fund to Fidelity Capital & Income Fund. Accordingly, historical performance may not be representative of the fund's future performance under its current investment objective and policies.

3 Total return figures include the effect of Fidelity Europe Fund's 3.0% sales charge, but do not include the effect of the fund's 1.0% short-term trading fee, applicable to shares held less than 90 days.

4 Total return figures include the effect of Fidelity Growth Company's 3.0% sales charge which was in effect prior to January 1, 1997.

5 Total return figures include the effect of Fidelity Japan Fund's 3.0% sales charge, but do not include the effect of the fund's 1.5% short-term trading fee, applicable to shares held less than 90 days.

6 Total return figures i   nc    lude the effect of Fidelity OTC
Portfolio's 3.0% sales charge which was in effect prior to October 1, 1998.

7 Total return figures include the effect of Fidelity Southeast Asia Fund's 3.0% sales charge, but do not include the effect of the fund's 1.5% short-term trading fee, applicable to shares held less than 90 days.

Note: If FMR had not reimbursed certain underlying Fidelity fund expenses during these periods, [names of underlying funds in reimbursement]'s returns would have been lower.

Note: If FMR had    not reimbursed certain underlying Fidelity fund
expenses during these periods, [names of underlying funds in
reimbursement]    's yield would have been ___%.

The performance data relating to the underlying Fidelity funds set forth above is not indicative of future performance of either the underlying Fidelity funds or the Freedom Funds. The performance reflects the impact of sales charges that will not be incurred by the Freedom Funds when they purchase shares of the underlying Fidelity funds.

The following tables show the income and capital elements of each fund's cumulative return. The tables compare each fund's return to the record of the S&P 500, the Dow Jones Industrial Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The CPI information is as of the month-end closest to the initial investment date for each fund. The S&P 500 and DJIA comparisons are provided to show how each fund's return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Each fund has the ability to invest in securities not included in either index, and its investment portfolio may or may not be similar in composition to the indexes. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each fund's returns, do not include the effect of brokerage commissions or other costs of investing.

The following tables show the growth in value of a hypothetical
$10,000 investment in each fund during the life of each fund, assuming
all distributions were reinvested. Re   tu    rns are based on past
results and are not an indication of future performance. Tax consequences of different investments have not been factored into the figures below.

During the p   eri    od from October 17, 1996 (commencement of
operations) to March 31, 1999, a hypothetical $10,000 investment in Freedom Income would have grown to $________.


FREEDOM INCOME                                                                                                    INDEXES

Period Ended
March 31         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                 Investment                Distributions                 Gain Distributions

1999             $                         $                             $                            $            $

1998             $                         $                             $                            $            $

1997*            $                         $                             $                            $            $




FREEDOM INCOME        INDEXES

Period Ended March 31  DJIA  Cost of Living**


1999                   $     $

1998                   $     $

1997*                  $     $


* From October 17, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Freedom Income on October 17, 1996, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $______ for capital gain distributions.

During the period from October 17, 1996 (commencement of operations)
to M   ar    ch 31, 1999, a hypothetical $10,000 investment in Freedom
2000 would have grown to $________.


FREEDOM 2000                                                                                                      INDEXES

Period Ended
March 31         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                 Investment                Distributions                 Gain Distributions

1999             $                         $                             $                            $            $

1998             $                         $                             $                            $            $

1997*            $                         $                             $                            $            $




FREEDOM 2000           INDEXES

Period Ended March 31  DJIA  Cost of Living**


1999                   $     $

1998                   $     $

1997*                  $     $


* From October 17, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Freedom 2000 on October 17, 1996, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $______ for capital gain distributions.

During the perio   d from     October 17, 1996 (commencement of
operations) to March 31, 1999, a hypothetical $10,000 investment in Freedom 2010 would have grown to $________.


FREEDOM 2010                                                                                                       INDEXES

Period Ended
March 31         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                 Investment                Distributions                 Gain Distributions

1999             $                         $                             $                            $            $

1998             $                         $                             $                            $            $

1997*            $                         $                             $                            $            $




FREEDOM 2010           INDEXES

Period Ended March 31  DJIA  Cost of Living**


1999                   $     $

1998                   $     $

1997*                  $     $


* From October 17, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Freedom 2010 on October 17, 1996, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $______ for capital gain distributions.

During the per   io    d from October 17, 1996 (commencement of
operations) to March 31, 1999, a hypothetical $10,000 investment in Freedom 2020 would have grown to $________.


FREEDOM 2020                                                                                                       INDEXES

Period Ended
March 31         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                 Investment                Distributions                 Gain Distributions

1999             $                         $                             $                            $            $

1998             $                         $                             $                            $            $

1997*            $                         $                             $                            $            $




FREEDOM 2020           INDEXES

Period Ended March 31  DJIA  Cost of Living**


1999                   $     $

1998                   $     $

1997*                  $     $


* From October 17, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Freedom 2020 on October 17, 1996, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $______ for capital gain distributions.

During the period from October 17, 1996 (commence   ment     of
operations) to March 31, 1999, a hypothetical $10,000 investment in Freedom 2030 would have grown to $________.


FREEDOM 2030                                                                                                       INDEXES

Period Ended
March 31         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                 Investment                Distributions                 Gain Distributions

1999             $                         $                             $                            $            $

1998             $                         $                             $                            $            $

1997*            $                         $                             $                            $            $




FREEDOM 2030           INDEXES

Period Ended March 31  DJIA  Cost of Living**


1999                   $     $

1998                   $     $

1997*                  $     $


* From October 17, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Freedom 2030 on October 17, 1996, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $______ for capital gain distributions.

PERFORMANCE COMPARISONS. A fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on return, assume reinvestment of distributions, do not take sales charges or trading fees into consideration, and are prepared without regard to tax consequences. Lipper may also rank based on yield. In addition to the mutual fund rankings, a fund's performance may be compared to stock, bond, and money market mutual fund
perform   anc    e indexes prepared by Lipper or other organizations.
When comparing these indexes, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.

From time to time, a fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, a fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

A fund's performance may also be compared to that of the benchmark index representing the universe of securities in which the fund may
invest. The return of the i   nd    ex reflects reinvestment of all
dividends and capital gains paid by securities included in the index. Unlike a fund's returns, however, each index's returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the index.

The performance of each Freedom Fund may be compared to the
p   erfo    rmance of a target asset allocation composite index
(Composite Index). A Freedom Fund's Composite Index is a representation of the performance of the asset classes (domestic and international equity funds, investment grade and high yield fixed-income funds, and money market funds) in which a Freedom Fund is invested and is based on the weightings of each asset class in a Freedom Fund. The following indexes are used to calculate a Freedom
Fund's Composite Index: Wil   sh    ire 5000 Index for the domestic
equity fund class, Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE) for the international equity fund class, Lehman Brothers Aggregate Bond Index for the investment grade fixed-income fund class, Merrill Lynch High Yield Master Index for the high yield fixed-income fund class, and Lehman Brothers 3-Month Treasury Bill Index for the money market fund class. The index weightings of each Composite Index are rebalanced monthly.

The index weightings in the Fidelity Freedom 2000 Composite Index, Fidelity Freedom 2010 Composite Index, Fidelity Freedom 2020 Composite Index, and Fidelity Freedom 2030 Composite Index, are adjusted semi-annually to reflect the changing asset allocations of the Freedom Funds with target retirement dates. On June 30 of each calendar year, the index weightings will be adjusted to reflect the average of the Freedom Fund's actual asset allocation as of March 31 and its projected target asset allocation as of September 30, as reported in the Freedom Funds' Annual Report for the fiscal year ended March 31. On December 31, the index weightings will be adjusted to reflect each Freedom Fund's actual asset allocation as of September 30 and its projected target asset allocation as of March 31, as reported in the Freedom Funds' Semi-Annual Report for the period ended September 30.

The index weightings in the Fidelity Freedom Income Composite Index are not adjusted semi-annually, as Freedom Income maintains a stable asset allocation strategy.


THE FREEDOM FUNDS' COMPOSITE
INDEX WEIGHTINGS: OCTOBER
17, 1996 THROUGH JUNE 30,
1997*

                              Wilshire 5000  MSCI EAFE  Lehman Brothers Aggregate  Merrill Lynch High Yield
                                                        Bond Index                 Master Index

Freedom Income                 20.0%          --         40.0%                      --

Freedom 2000                   39.2%          4.4%       40.9%                      4.0%

Freedom 2010                   59.2%          9.7%       24.1%                      7.0%

Freedom 2020                   70.0%          12.4%      10.1%                      7.5%

Freedom 2030                   70.0%          15.0%      5.0%                       10.0%




THE FREEDOM FUNDS' COMPOSITE
INDEX WEIGHTINGS: OCTOBER
17, 1996 THROUGH JUNE 30,
1997*

                              Lehman Brothers 3-Month
                              T-Bill Index

Freedom Income                 40.0%

Freedom 2000                   11.5%

Freedom 2010                   --

Freedom 2020                   --

Freedom 2030                   --


* The weightings of the Composite Indices of the Freedom Funds' did not change on December 31, 1996.


THE FREEDOM FUNDS' COMPOSITE
INDEX WEIGHTINGS: JUNE 30,
1997 THROUGH DECEMBER 31, 1997

                                Wilshire 5000  MSCI EAFE  Lehman Brothers Aggregate  Merrill Lynch High Yield
                                                          Bond Index                 Master Index

Freedom Income                   20.0%          --         40.0%                      --

Freedom 2000                     38.2%          4.5%       40.8%                      4.0%

Freedom 2010                     57.7%          9.5%       25.0%                      7.1%

Freedom 2020                     69.1%          12.6%      10.7%                      7.6%

Freedom 2030                     69.6%          15.1%      5.3%                       10.0%

THE FREEDOM FUNDS' COMPOSITE
INDEX WEIGHTINGS: DECEMBER
31, 1997 THROUGH JUNE 30, 1998

                                Wilshire 5000  MSCI EAFE  Lehman Brothers Aggregate  Merrill Lynch High Yield
                                                          Bond Index                 Master Index

Freedom Income                   20.0%          --         40.0%                      --

Freedom 2000                     37.9%          4.3%       40.5%                      3.9%

Freedom 2010                     56.8%          9.2%       25.7%                      7.0%

Freedom 2020                     68.6%          12.4%      11.4%                      7.6%

Freedom 2030                     69.6%          15.0%      5.5%                       9.9%

THE FREEDOM FUNDS' COMPOSITE
INDEX WEIGHTINGS: JUNE 30,
1998 THROUGH DECEMBER 31, 1998

                                Wilshire 5000  MSCI EAFE  Lehman Brothers Aggregate  Merrill Lynch High Yield
                                                          Bond Index                 Master Index

Freedom Income                   20.0%          --         40.0%                      --

Freedom 2000                     36.8%          3.9%       40.3%                      3.6%

Freedom 2010                     55.2%          8.5%       27.2%                      6.7%

Freedom 2020                     67.9%          11.9%      12.7%                      7.5%

Freedom 2030                     70.0%          14.5%      6.0%                       9.5%

THE FREEDOM FUNDS' COMPOSITE
INDEX WEIGHTINGS: DECEMBER
31, 1998 THROUGH JUNE 30, 1999

                                Wilshire 5000  MSCI EAFE  Lehman Brothers Aggregate  Merrill Lynch High Yield
                                                          Bond Index                 Master Index

Freedom Income                   %              --         %                          --

Freedom 2000                     %              %          %                          %

Freedom 2010                     %              %          %                          %

Freedom 2020                     %              %          %                          %

Freedom 2030                     %              %          %                          %

THE FREEDOM FUNDS' COMPOSITE
INDEX WEIGHTINGS: JUNE 30,
1999 THROUGH DECEMBER 31, 1999

                                Wilshire 5000  MSCI EAFE  Lehman Brothers Aggregate  Merrill Lynch High Yield
                                                          Bond Index                 Master Index

Freedom Income                   %              --         %                          --

Freedom 2000                     %              %          %                          %

Freedom 2010                     %              %          %                          %

Freedom 2020                     %              %          %                          %

Freedom 2030                     %              %          %                          %




THE FREEDOM FUNDS' COMPOSITE
INDEX WEIGHTINGS: JUNE 30,
1997 THROUGH DECEMBER 31, 1997

                                Lehman Brothers 3-Month
                                T-Bill Index

Freedom Income                   40.0%

Freedom 2000                     12.5%

Freedom 2010                     0.7%

Freedom 2020                     --

Freedom 2030                     --

THE FREEDOM FUNDS' COMPOSITE
INDEX WEIGHTINGS: DECEMBER
31, 1997 THROUGH JUNE 30, 1998

                                Lehman Brothers 3-Month
                                T-Bill Index

Freedom Income                   40.0%

Freedom 2000                     13.4%

Freedom 2010                     1.3%

Freedom 2020                     --

Freedom 2030                     --

THE FREEDOM FUNDS' COMPOSITE
INDEX WEIGHTINGS: JUNE 30,
1998 THROUGH DECEMBER 31, 1998

                                Lehman Brothers 3-Month
                                T-Bill Index

Freedom Income                   40.0%

Freedom 2000                     15.4%

Freedom 2010                     2.4%

Freedom 2020                     --

Freedom 2030                     --

THE FREEDOM FUNDS' COMPOSITE
INDEX WEIGHTINGS: DECEMBER
31, 1998 THROUGH JUNE 30, 1999

                                Lehman Brothers 3-Month
                                T-Bill Index

Freedom Income                   %

Freedom 2000                     %

Freedom 2010                     %

Freedom 2020                     --

Freedom 2030                     --

THE FREEDOM FUNDS' COMPOSITE
INDEX WEIGHTINGS: JUNE 30,
1999 THROUGH DECEMBER 31, 1999

                                Lehman Brothers 3-Month
                                T-Bill Index

Freedom Income                   %

Freedom 2000                     %

Freedom 2010                     %

Freedom 2020                     --

Freedom 2030                     --


WILS   HIRE 5000. [is  a market capitalization-weighted index of
approximately 7,000 U.S. equity securities which contains all actively traded common stocks with readily available price data traded on the
New York Stock Exchange, American Stock Exchange and NASDA    Q.]

MSCI EAFE. [The M   organ Stanley Capital International Europe,
Australasia, Far East (EAFE) Index is a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside of the United States and Canada. The index returns for periods after January 1, 1997 are adjusted for tax withholding rates applicable to U.S.-based mutual funds organized as Massachusetts business trusts. Effective October 1, 1998, the country of Malaysia was removed from this index. The index returns reflect the inclusion
of M    alaysia prior to October 1, 1998.]

LEHMAN BROTHERS AGGREGATE BOND INDEX [is a    mark    et
value-weighted index for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities. Issues included in the index have an outstanding par value of at least $100 million and maturities of at least one year. Government and corporate issues include all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues) and U.S. Government agencies, as well as nonconvertible investment-grade, SEC-registered corporate debt. Mortgage-backed securities include 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Fannie Mae. Asset-backed securities include credit card, auto, and home equity loans.]

MERRILL LYNCH HIGH YIELD MASTER INDEX [is a market
   value-w    eighted index of all domestic and yankee high-yield
bonds with an outstanding par value of at least $50 million and maturities of at least one year. Issues included in the index have a credit rating lower than BBB-/Baa3 but are not in default (DDD1 or lower). Split-rated issues (i.e., rated investment-grade by one rating agency and high-yield by another) are included in the index based on the issue's corresponding composite rating. Structured-note issues, deferred interest bonds, and pay-in-kind bonds are excluded.]

LEHMAN BROTHERS 3-MONTH TREASURY BILL INDEX [is a representation of the average of T-Bill rates for each of the prior three months, adjusted to a bond equivalent yield basis (short-term instruments).]

The following table represents the comparative indexes' calendar year-to-year performance.


      Wilshire 5000  MSCI EAFE  Lehman Brothers Aggregate  Merrill Lynch High Yield  Lehman Brothers 3-Month
                                Bond Index                 Master Index              Treasury Bill Index

1998

1997

1996

1995

1994

1993

1992

1991

1990

1989



A fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.

Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance
of these capital markets is based on the returns of    differen    t
indexes.

Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates returns in the
same method as the funds. The funds may    also     compare
performance to that of other compilations or indexes that may be developed and made available in the future.

In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; and charitable giving. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus(Registered trademark), a quarterly magazine provided free of charge to Fidelity fund shareholders.

A fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.

VOLATILITY. A fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare a fund's historical share price fluctuations or
re   tu    rns to those of a benchmark. Measures of benchmark
correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, a fund may also discuss or illustrate examples of interest rate sensitivity.

MOMENTUM INDICATORS indicate a fund's price movements over specific periods of time. Each point on the momentum indicator represents a fund's percentage change in price movements over that period.

A fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

A fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.

As of March 31, 1999, F   MR advised over $__ billion in municipal
fund assets, $__ billion in taxable fixed-income fund assets, $__
billion in money market fund     assets, $___ billion in equity fund
assets, $__ billion in international fund assets, and $___ billion in Spartan(registered trademark) fund assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.

Each Freedom Fu   n    d may reference, illustrate or discuss the
performance of the underlying Fidelity Funds.

ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION

If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing each fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.

DISTRIBUTIONS AND TAXES

DIVIDENDS. A portion of each Freedom Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that each Freedom Fund's income is derived from qualifying dividends or from the qualifying portion of dividends from an underlying Fidelity fund. For each Freedom Fund and for those underlying Fidelity funds that may earn other types of income that do not qualify for the dividends-received deduction available to corporate shareholders, such as interest, short-term capital gains (including short-term capital gains distributed by an underlying Fidelity fund as a dividend as well as short-term capital gains earned on the sale of underlying Fidelity fund shares or other securities), and non-qualifying dividends, the percentage of fund dividends that qualifies for the deduction generally will be less than 100%. A portion of each Freedom Fund's dividends derived from certain U.S. Government securities, including the portion of dividends from an underlying Fidelity fund derived from certain U.S. Government securities, and securities of certain other investment companies may be exempt from state and local taxation.

CAPITAL GAINS DISTRIBUTIONS. Each Fr   eedom Fund's long-term capital
gains distributions, including amounts attributable to an underlying
Fidelity fund's long-term capi    tal gains distributions, are
federally taxable to shareholders generally as capital gains.

[As of March 31, 1999, ________________ had a capital loss
carryforward a   ggregating     approximately $____. This loss
carryforward, of w   h    ich $___, $___, and $___will expire on March
31, 199_, ____, and ____ , respectively, is available to offset future capital gains.]

RETURNS OF CAPITAL. If a fund's di stributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

TAX STATUS OF THE FUNDS. Each Freed   om Fund intends to qualify each
year as a "regulated investment company" under Subchapter M of the
Internal Revenue Code so that     it will not be liable for federal
tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each Freedom Fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.

Five to ten years after a Freedom Fund with a target retirement date reaches its target retirement year, its asset allocation target is expected to match Freedom Income Fund's asset allocation target. It is expected that at such time the assets of the Freedom Fund with a target retirement date will be combined with the assets of Freedom Income Fund. The Trustees reserve the right to engage in such transactions in the best interests of the funds, taking into account then existing laws and regulations. The trust's Trust Instrument empowers the Trustees to take these actions with or without seeking shareholder approval. A combination of assets may result in a capital gain or loss for shareholders of a Freedom Fund with a target retirement date.

OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each Freedom Fund and its
sharehol   ders, and no attempt has been made to discuss individual
tax consequences. It is up to you or your tax preparer to determine
whether the s    ale of shares of a fund resulted in a capital gain or
loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a Freedom Fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees and executive officers of the trust are listed below. The
Boa   rd of Trustees governs each Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Freedom Fund's activities, review contractual arrangements with companies that provide services to each Freedom Fund and review each
Freedom Fund's performance. Except as indicated, each     individual
has held the office shown or other offices in the same company for the last five years. All persons named as Trustees also serve in similar
capacities for other funds advised by FMR or its a   ffi    liates,
including the underlying Fidelity funds. If the interests of a Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. The business address of each Trustee and officer who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments(registered trademark), P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with the trust, Strategic Advisers, or FMR are indicated by an asterisk (*).

*EDWARD C. JOH   NS    ON 3d (68), Trustee and President, is Chairman,
Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.

J. GARY BURK   HE    AD (57), Member of the Advisory Board (1997), is
Vice Chairman and a Member of the Board of Directors of FMR Corp.
(1997) and President of Fidelity Personal Investments and Brokerage Group (1997). Previously, Mr. Burkhead served as President of Fidelity Management & Research Company.

RALPH    F    . COX (66), Trustee, is President of RABAR Enterprises
(management consulting-engineering industry, 1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of USA Waste Services, Inc. (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

PHYLLIS B   UR    KE DAVIS (67), Trustee. Prior to her retirement in
September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.

ROBERT M.    G    ATES (55), Trustee (1997), is a consultant, author,
and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is a Director of LucasVarity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products). Mr. Gates also is a Trustee of the Forum for International Policy and of the Endowment Association of the College of William and Mary. In addition, he is a member of the National Executive Board of the Boy Scouts of America.

E. BRADLE   Y JO    NES (71), Trustee. Prior to his retirement in
1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining), and as a Trustee of First Union Real Estate Investments. In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and
President, a Trustee and member of the Ex   ecutive Committee of
University School (Cleveland), and a Trustee of Cleveland Clinic
Florida.

   DONALD J    . KIRK (66), Trustee, is Executive-in-Residence (1995)
at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of National Arts Stabilization Inc., Chairman of the Board of Trustees of the Greenwich Hospital Association, Director of the Yale-New Haven Health Services Corp. (1998), a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).

*PETER    S.     LYNCH (55), Trustee, is Vice Chairman and Director of
FMR. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan(registered trademark) Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.

WILLIAM O.    Mc    COY (65), Trustee (1997), is the Vice President of
Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996), and the Kenan Transport Co. (1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business School (University of North Carolina at Chapel Hill, 1988).

GERA   L    D C. McDONOUGH (70), Trustee and Chairman of the
non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director of York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products,
1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996 and Brush-Wellman Inc. (metal refining) from 1983-1997.

MAR   VI    N L. MANN (65), Trustee (1993), is Chairman of the Board,
of Lexmark International, Inc. (office machines, 1991). Prior to 1991,
he held the positions o   f Vice President of International Business
Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993), Imation Corp. (imaging and
information stora    ge, 1997).

*ROBERT    C    . POZEN (52), Trustee (1997) and Senior Vice
President, is also President and a Director of FMR (1997); and President and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc. (1997), and Fidelity Management & Research (Far East) Inc. (1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.

THOMAS    R.     WILLIAMS (70), Trustee, is President of The Wales
Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants,
1992).

ROBERT    A.     LAWRENCE (46), is Vice President of certain Equity
Funds (1997), Vice President of Fidelity Real Estate High Income Fund
(1995) and Fidelity Real Estate High Income Fund II (1996), and Senior Vice President of FMR (1993).

REN Y. CHE   NG (42), is Vice President of Fidelity Freedom 2000
(1998), Fidelity Freedom 2010 (1998), Fidelity Freedom 2020 (1998), Fidelity Freedom 2030 (1998), and Fidelity Freedom Income Fund (1998). Prior to joining Fidelity as a portfolio manager in 1994, Mr.
Cheng     spent nine years at Putnam Investments, most recently as a senior vice president and senior portfolio manager.

SCOTT D. STE   W    ART (40), is Vice President of the Freedom Funds
(1996), and other funds advised by FMR. He is also a Senior Vice President and group leader of Fidelity's Structured Equity Group. Prior to his current responsibilities, Mr. Stewart has managed a variety of Fidelity funds.

ERIC D. ROI   TE    R (50), Secretary (1998), is Vice President (1998)
and General Counsel of FMR (1998). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997). Prior to joining Fidelity, Mr. Roiter was a partner at Debevoise & Plimpton (1981-1997) and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981).

RICHARD    A    . SILVER (51), Treasurer (1997), is Treasurer of the
Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).

MATTHEW N. KARSTETT   ER (37), Deputy Treasurer (1998), is Deputy
Treasurer of the Fidelity funds and is an employee of FMR (1998). Before joining FMR, Mr. Karstetter served as Vice President of Investment Accounting and Treasurer of IDS Mutual Funds at American Express Financial Advisors (1996-1998). Prior to 1996, Mr. Karstetter was Vice President, Mutual Fund Services at State Street Bank &
Tru    st (1991-1996).

JOHN H. COST   E    LLO (52), Assistant Treasurer, is an employee of
FMR.

LEONARD M   . RUSH     (52), Assistant Treasurer (1994), is an
employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage
Services, Inc. (1990-1993).

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his
or her services for    the     fiscal year ended March 31, 1999, or
calendar year ended December 31, 1998, as applicable.

COMPENSATION TABLE
AGGREGATE COMPENSATION
FROM A                    J. Gary  Burkhead**  Ralph F. Cox  Phyllis Burke Davis  Robert  M. Gates  Edward C. Johnson 3d**
FUND

Freedom IncomeB,[C]       $ 0                  $             $                    $                 $ 0

Freedom 2000B,[D]         $ 0                  $             $                    $                 $ 0

Freedom 2010B,[E]         $ 0                  $             $                    $                 $ 0

Freedom 2020B,[F]         $ 0                  $             $                    $                 $ 0

Freedom 2030B,[G]         $ 0                  $             $                    $                 $ 0

TOTAL COMPENSATION
FROM THE                  $ 0                  $223,500      $220,500             $223,500          $ 0
FUND COMPLEX*, A



AGGREGATE COMPENSATION FROM A  E. Bradley Jones  Donald J. Kirk  Peter S. Lynch **  William O. McCoy  Gerald C. McDonough
FUND

Freedom IncomeB,[C]            $                 $               $ 0                $                 $

Freedom 2000B,[D]              $                 $               $ 0                $                 $

Freedom 2010B,[E]              $                 $               $ 0                $                 $

Freedom 2020B,[F]              $                 $               $ 0                $                 $

Freedom 2030B,[G]              $                 $               $ 0                $                 $

TOTAL COMPENSATION FROM THE    $222,000          $226,500        $ 0                $223,500          $273,500
FUND COMPLEX*, A



AGGREGATE COMPENSATION FROM A  Marvin L. Mann  Robert  C.  Pozen **  Thomas R. Williams
FUND

Freedom IncomeB,[C]            $               $ 0                   $

Freedom 2000B,[D]              $               $ 0                   $

Freedom 2010B,[E]              $               $ 0                   $

Freedom 2020B,[F]              $               $ 0                   $

Freedom 2030B,[G]              $               $ 0                   $

TOTAL COMPENSATION FROM THE    $220,500        $ 0                   $223,500
FUND COMPLEX*, A


* Information is for the cale   ndar     year ended December 31, 1998
for 237 funds in the complex.

** Interested Trustees of the funds and Mr. Burkhead are compensated by FMR.

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the
calend   ar ye    ar ended December 31, 1998, the Trustees accrued
required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000;
E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $55,039; Marvin L. Mann, $55,039; Thomas R. Williams, $63,433; and William O. McCoy, $55,039.

[B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.]

[C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__;
William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.]

[D The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__;
William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.]

[E The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__;
William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.]

[F The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__;
William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.]

[G The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__;
William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.]

[H Certain of the non-interested Trustees' aggregate compensation from a fund includes accrued voluntary deferred compensation as follows:
___________.]

Under a deferred compensation plan adopted in September 1995 and amended in November 1996 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are subject to vesting and are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.

[As of March    31, 1999, approximately __% of ____________'s total
outstanding shares was held by [FMR] [[and] [an] FMR affiliate[s]]. FMR Corp. is the ultimate parent company of [FMR] [[and] [this/these] FMR affiliate[s]]. By virtue of his ownership interest in FMR Corp., as described in the "Control of Investment Advisers" section on page 35, Mr. Edward C. Johnson 3d, President and Trustee of the fund, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of ____________'s shares, the Trustees, Members of the Advisory Board,
and officers of the funds owned, in the aggregate, less t    han __%
of each fund's total outstanding shares.]

[As of March 3   1, 19    99, the Trustees, Members of the Advisory
Board, and officers of each fund owned, in the aggregate, less than __% of each fund's total outstanding shares.]

[As of M   arch     31, 1999, the following owned of record or
beneficially 5% or more (up to and including 25%) of each fund's outstanding shares:]

[   As o    f __________, approximately ____% of _______'s total
outstanding shares were held by ______________.]

[A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.]

CONTROL O   F INVESTMENT ADVISERS

   FMR Corp., organized in 1972, is the ultimate parent company of FMR and Strategic Advisers. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

   At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.

   Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.

MANAGEMENT CONTRACTS

Each Freedom Fund h   as entered into a management contract with
Strategic Advisers, pursuant to which Strategic Advisers furnishes
investment advisory and     other services.

MANAGEMENT SERVICES. Under the terms of its management contract with each fund, Strategic Advisers acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. Strategic Advisers is authorized, in its discretion, to allocate each fund's assets among the underlying Fidelity funds in which the fund may invest. Strategic Advisers also provides each fund with all necessary office facilities and personnel for servicing the fund's investments and compensates all personnel of each fund or Strategic Advisers performing services relating to research, statistical and investment activities.

Strategic Advisers in turn has entered into administration agreements with FMR on behalf of each Freedom Fund. Under the terms of each administration agreement, FMR or its affiliates provide the management and administrative services (other than investment advisory services) necessary for the operation of each Freedom Fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

MANAGEMENT-RELATED EXPENSES. Under the terms of each Freedom Fund's management contract, Strategic Advisers, either itself or through an affiliate, is responsible for payment of all operating expenses of each Freedom Fund with certain exceptions. Under the terms of each administration agreement, FMR pays all management and administrative expenses (other than investment advisory expenses) for which Strategic Advisers is responsible. Specific expenses payable by FMR include expenses for typesetting, printing, and mailing proxy materials to shareholders, legal expenses, fees of the custodian and auditor, and each fund's proportionate share of insurance premiums and Investment Company Institute dues. Each administration agreement further provides that FMR will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each Freedom Fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders. In addition, FMR compensates all officers of each fund and all Trustees who are "interested persons" of the trust, Strategic Advisers, or FMR. FMR also pays all fees
associated with    transfer agent, dividend disbursing, and
shareholder services, pricing and bookkeeping services, and
administration of each Freedo    m Fund's securities lending program.

Each Freedom Fund pays the following expenses: fees and expenses of the non-interested Trustees, interest on borrowings, taxes, brokerage commissions (if any), shareholder charges (if any) associated with investing in the underlying Fidelity funds, and such nonrecurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify the officers and Trustees with respect to litigation.

MANAGEMENT FEES. For the services of Strategic Advisers under each management contract, each Freedom Fund pays Strategic Advisers a monthly management fee at the annual rate of 0.10% of its average net assets throughout the month. The management fee paid to Strategic Advisers by each Freedom Fund is reduced by an amount equal to the fees and expenses paid by each Freedom Fund to the non-interested Trustees.

For the services of FMR under each ad   ministration agreement,
Strategic Advisers pays FMR a monthly administration fee equal to the monthly management fee received by Strategic Advisers from each
Freedom Fund, minus an amount equal to an annual rate of 0.02% of that
fund's average net assets thr    oughout the month.

The following table shows the amount of management fees paid by each Freedom Fund to Strategic Advisers for the past three fiscal years, and the amount of credits reducing management fees for each fund.


Fund            Fiscal Years Ended March 31  Amount of Credits Reducing  Management Fees Paid to
                                             Management Fees             Strategic Advisers

Freedom Income  1999                         $                           $ *

                1998                         $                           $ *

                1997                         $                           $ *

Freedom 2000    1999                         $                           $ *

                1998                         $                           $ *

                1997                         $                           $ *

Freedom 2010    1999                         $                           $ *

                1998                         $                           $ *

                1997                         $                           $ *

Freedom 2020    1999                         $                           $ *

                1998                         $                           $ *

                1997                         $                           $ *

Freedom 2030    1999                         $                           $ *

                1998                         $                           $ *

                1997                         $                           $ *



* After reduction of fees and expenses paid by the fund to the non-interested Trustees.

Strategic Advisers may, from time to time, voluntarily reimburse all or a portion of a Freedom Fund's operating expenses (exclusive of interest, taxes, brokerage commissions, shareholder charges, and extraordinary expenses), which is subject to revision or termination. Strategic Advisers retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by Strategic Advisers will increase each Freedom Fund's returns and yield and repayment of the reimbursement by each fund will lower its returns and yield.

Effective November 1, 1996, Strategic Advisers voluntarily agreed to reimburse each Freedom Fund if and to the extent that its aggregate operating expenses, including management fees, were in excess of an annual rate of 0.08% of its average net assets. The table below shows the periods of reimbursement and levels of expense limitations; the dollar amount of management fees incurred under each fund's contract before reimbursement; and the dollar amount of management fees reimbursed by Strategic Advisers under the expense reimbursement for each period.




                Fiscal Years Ended March 31  Management Fee Before  Amount of  Management Fee
                                             Reimbursement          Reimbursement

Freedom Income  1999                         $ *                    $

                1998                         $ *                    $

                1997                         $ *                    $

Freedom 2000    1999                         $ *                    $

                1998                         $ *                    $

                1997                         $ *                    $

Freedom 2010    1999                         $ *                    $

                1998                         $ *                    $

                1997                         $ *                    $

Freedom 2020    1999                         $ *                    $

                1998                         $ *                    $

                1997                         $ *                    $

Freedom 2030    1999                         $ *                    $

                1998                         $ *                    $

                1997                         $ *                    $



* After reduction of fees and expenses paid by the fund to the non-interested Trustees.

DISTRIBUTION SERVICES

Each Freedom Fund has entered i   nto a distribution agreement with
Fidelity Distributors Corporation (FDC), an affiliate of Strategic Advisers and FMR. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by Strategic Advisers or FMR.

The Trustees have approved a Distribution and Service Plan on behalf of each Freedom Fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow the Freedom Funds, Strategic Advisers and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.

Under each Plan, if the payment of management fees by the Freedom Funds to Strategic Advisers, or the payment of administration fees by Strategic Advisers to FMR out of the management fees, is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Plan specifically recognizes that Strategic Advisers or FMR may use its past profits or its other resources, including management fees paid to Strategic Advisers by the funds, or administration fees paid to FMR by Strategic Advisers out of the manage ment fees, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Freedom Fund shares and/or shareholder support services. In addition, each Plan provides that Strategic Advisers or FMR, directly or through FDC, may
pa   y intermed    iaries, such as banks, broker-dealers and other
service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for the Freedom Funds.

[Pa   yments made by Strategic Advisers or FMR either directly or through FDC to intermediaries for the fiscal year ended 1999
amount    ed to $____.]

[Stra   teg    ic Advisers and FMR made no payments either directly or
through FDC to intermediaries for the fiscal year ended 1999.]

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the Freedom Funds and its shareholders. In particular, the Trustees noted that each Plan does not authorize payments by the Freedom Funds other than those made to Strategic Advisers under its management contract with each fund. To the extent that each Plan gives Strategic Advisers, FMR and FDC greater flexibility in connection with
the distribution of fund shares, additional sales of fund    shares
o r stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.

Each Freedom Fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each Freedom Fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers and FMR. Under the terms of the agreements, FIIOC performs transfer agency, dividend disbursing, and shareholder services for each Freedom Fund.

For providing transfer agency services, FIIOC receives no fees from each Freedom Fund; however, each underlying Fidelity fund pays its respective transfer, dividend disbursing, and shareholder servicing agent (either FIIOC or an affiliate of FIIOC) fees based, in part, on the number of accounts in and assets of each Freedom Fund invested in such underlying Fidelity fund.

FIIOC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Each Freedom Fund has also entered into a service agent agreement with FSC , an affiliate of Strategic Advisers and FMR. Under the terms of the agreements, FSC calculates the NAV and dividends for each Freedom Fund, maintains each Freedom Fund's portfolio and general accounting records, and administers each Freedom Fund's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each Freedom Fund's average daily net assets throughout the month.

For administering each Freedom Fund's securities lending program, FSC receives fees based on the number and duration of individual securities loans.

FMR bears the cost of pricing and bookkeeping services and administration of the securities lending program under the terms of its administration agreements with Strategic Advisers.

DESCRIPTION OF THE TRUST

TRUST ORGANIZATION. The Freedom Funds are funds of Fidelity Aberdeen Street Trust, an open-end management investment company organized as a
Delaware business t   rust on     June 20, 1991. Currently, there are
five funds in Fidelity Aberdeen Street Trust: Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2020 Fund and Fidelity Freedom 2030 Fund. The Trustees are permitted to create additional funds in the trust.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the trust shall be allocated between or among any one or more of the funds.

SHAREHOLD   ER     LIABILITY. Each trust is a business trust organized
under Delaware law. Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the
trust. The    Trust Instrument provides that the trust shall not have
any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any
assets belongi    ng to any other fund.

The Trust Instrum   ent provides for indemnification out of each
fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that each fund shall, upon request, assume
the defense of any claim made     against any shareholder for any act
or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. Strategic Advisers believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.

VOTING RIGHTS. Each fund's capital consists    of shares of beneficial
interest. As a shareholder, you are entitled to one vote for each share that you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading
"Shareholder Liability" above.

On matters submitted for consideration by shareholders of any underlying Fidelity fund, a Freedom Fund will vote its shares in proportion to the vote of all other holders of shares of that underlying Fidelity Fund or, in certain limited instances, the Freedom Fund will vote its shares in the manner indicated by a vote of its shareholders.

The trust or any of its funds may be terminated upon the sale of its assets to another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by a vote of shareholders; however, the Trustees may, without prior shareholder approval authorize a transfer of all assets of a Freedom Fund with a target retirement date
into Freedom Income Fund, or any successor thereto.    In the event of
the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund, shareholders of that fund are entitled to receive the underlying assets of the fund available for distribution.

Under the Trust Instrument, the Truste   es may, without shareholder
vote, in order to change the form of organization of the trust cause the trust to merge or consolidate with one or more trusts, partnerships, associations, limited liability companies or corporations, as long as the surviving entity is an open-end management investment company, or is a fund thereof, that will succeed
to or assume the trust's registration statement, or cause th    e
trust to incorporate under Delaware law.

CUSTODIAN. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of each fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The Chase Manhattan Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, and members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

AUDITOR. ____________,  ser   ves     as the trust's independent
accountant. The auditor examines financial statements for the funds and provides other audit, tax, and related services.

FINANCIAL STATEMENTS

Each fund's financial statem   ents     and financial highlights for
the fiscal year ended March 31, 1999, and report(s) of the auditor, are included in the funds' Annual Report and are incorporated herein by reference.

APPENDIX

   Fidelity Freedom Funds, Fidelity Freedom Income Fund, Fidelity
Freedom 2000 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2020
Fund, Fidelity Freedom 2030 Fund,     Fidelity, Fidelity
Investm   ents & (Pyramid) Design, Fidelity Focus, and Fidelity
Investments are registered trademarks of FMR Corp.

   Strategic Advisers is a service mark of FMR Corp.

   Magellan and Spartan are registered service marks of FMR Corp.

   The third party marks appearing above are the marks of their respective owners.


PART C.  OTHER INFORMATION

Item 23. Exhibits

        (a)(1) Trust Instrument of the Trust dated June 20, 1991, is incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 13.

           (2) Certificate of Amendment of the Trust Instrument dated January 16, 1992, is incorporated herein to Exhibit 1(b) to Post-Effective Amendment No. 13.

           (3) Supplemental Trust Instrument dated August 21, 1996, is incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 16.

           (4) Certificate of Amendment of the Trust Instrument dated August 22, 1996, is incorporated herein by reference to
               Exhibit 1(c) to Post-Effective Amendment No. 16.

           (5) Supplemental Trust Instrument dated March 31, 1997, is incorporated herein by reference to Exhibit 1(e) of Post-Effective Amendment No. 19.

        (b) Bylaws of the Trust, as amended and dated May 19, 1994, are incorporated herein by reference to Exhibit 2(a) of Fidelity Union Street Trust II's (File No. 33-43757)
            Post-Effective Amendment No. 10.

        (c) Not applicable.

        (d)(1) Management Contract between the Registrant, on behalf of Fidelity Freedom 2030 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 18.

          (2) Management Contract between the Registrant, on behalf of Fidelity Freedom 2020 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 18.

          (3) Management Contract between the Registrant, on behalf of Fidelity Freedom 2010 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 18.

          (4) Management Contract between the Registrant, on behalf of Fidelity Freedom 2000 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit 5(d) to Post-Effective Amendment No. 18.

          (5) Management Contract between the Registrant, on behalf of Fidelity Freedom Income Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit 5(e) to Post-Effective Amendment No. 18.

          (6) Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2030 Fund is incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 18.

          (7) Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2020 Fund is incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 18.

          (8) Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2010 Fund is incorporated herein by reference to Exhibit 5(h) to Post-Effective Amendment No. 18.

          (9) Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2000 Fund is incorporated herein by reference to Exhibit 5(i) to Post-Effective Amendment No. 18.

         (10) Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom Income Fund is incorporated herein by reference to Exhibit 5(j) to Post-Effective Amendment No. 18.

       (e)(1) General Distribution Agreement between the Registrant, on behalf of Fidelity Freedom 2030 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit 6(a) to Post-Effective Amendment No. 18.

          (2) General Distribution Agreement between the Registrant, on behalf of Fidelity Freedom 2020 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 18.

          (3) General Distribution Agreement between the Registrant, on behalf of Fidelity Freedom 2010 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 18.

          (4) General Distribution Agreement between the Registrant, on behalf of Fidelity Freedom 2000 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit 6(d) to Post-Effective Amendment No. 18.

          (5) General Distribution Agreement between the Registrant, on behalf of Fidelity Freedom Income Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit 6(e) to Post-Effective Amendment No. 18.

       (f)(1) Retirement Plan for Non-Interested Person Trustees, Directors or General Partners, as amended on November 16, 1995, is incorporated herein by reference to Exhibit 7(a) of Fidelity Select Portfolio's (File No. 2-69972) Post-Effective Amendment No. 54.

          (2) The Fee Deferral Plan for Non-Interested Persons,
              Directors, and Trustees of the Fidelity Funds, effective as of September 14, 1995 and amended through November 14, 1996, is incorporated herein by reference to Exhibit 7(b) to Post-Effective Amendment No. 19.

       (g)(1) Custodian Agreement and Appendix C, dated December 1, 1994, between The Bank of New York and the Registrant are incorporated herein by reference to Exhibit 8(a) of Fidelity Hereford Street Trust's (File No. 33-52577) Post-Effective Amendment No. 4.

          (2) Appendix A, dated September 17, 1998, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and the Registrant is incorporated herein by reference to Exhibit g(2) of Fidelity Concord Street Trust's (File No. 33-15983) Post-Effective Amendment No. 31.

          (3) Appendix B, dated December 17, 1998, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and the Registrant is incorporated herein by reference to Exhibit g(3) of Fidelity Concord Street Trust's (File No. 33-15983) Post-Effective Amendment No. 31.

          (4) Addendum, dated August 31, 1996, to Custodian Agreement, dated December 1, 1994, between The Bank of New York and the Registrant, is incorporated herein by reference to
              Exhibit 8(d) of Post-Effective Amendment No. 19.

          (5) Forms of Fidelity Group Repo Custodian Agreement and
              Schedule 1 among The Bank of New York, J. P. Morgan Securities, Inc., and the Registrant, on behalf of Fidelity Freedom Funds, are filed herein as Exhibit g(5).

          (6) Forms of Fidelity Group Repo Custodian Agreement and
              Schedule 1 among Chemical Bank, Greenwich Capital
              Markets, Inc., and the Registrant, on behalf of Fidelity Freedom Funds, are filed herein as Exhibit g(6).

          (7) Forms of Joint Trading Account Custody Agreement and First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and the Registrant, on behalf of Fidelity Freedom Funds, are filed herein as Exhibit g(7).

       (h) Not applicable.

       (i) Not applicable.

       (j) Not applicable.

       (k) Not applicable.

       (l) Not applicable.

       (m)(1) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2030 Fund is incorporated herein by reference to Exhibit 15(a) to Post-Effective Amendment No. 18.

          (2) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2020 Fund is incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 18.

          (3) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2010 Fund is incorporated herein by reference to Exhibit 15(c) to Post-Effective Amendment No. 18.

          (4) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2000 Fund is incorporated herein by reference to Exhibit 15(d) to Post-Effective Amendment No. 18.

          (5) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Income Fund is incorporated herein by reference to Exhibit 15(e) to Post-Effective Amendment No. 18.

       (n) Not applicable.

       (o) Not applicable.

Item 24. Trusts Controlled by or under Common Control with this Trust

 The Board of Trustees of the Trust is the same as the board of other Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

Item 25. Indemnification

 Pursuant to Del. Code Ann. title 12 (sub-section) 3817, a Delaware business trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.02 of the Trust Instrument sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Trust Instrument, that the officer or trustee did not engage in disabling conduct.

 Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

 Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or

 (2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 26. Business and Other Connections of Investment Advisers

(1)  STRATEGIC ADVISERS, INC.
     82 Devonshire Street, Boston, MA 02109

 Strategic Advisers, Inc. serves as investment adviser to the Fidelity Freedom Funds and provides investment supervisory services to individuals, banks, thrifts, pension and profit sharing plans, trusts, estates, charitable organizations, corporations, and other business organizations, and provides a variety of publications on investment and personal finance. The directors and officers of Strategic Advisers have held, during the past two fiscal years, the following positions of a substantial nature.

Roger T. Servison   President and Director of
                    Strategic Advisers, Inc.;
                    Director of Fidelity
                    Brokerage Services, Inc.



James C. Curvey     Chairman of the Board and
                    Director of Strategic
                    Advisers, Inc.; Chief
                    Operating Officer, Director
                    and Senior Vice Chairman FMR
                    Corp.



Lynn Davis          Vice President of Portfolio
                    Advisory Services of
                    Strategic Advisers, Inc.



Donald Alhart       Vice President of Crosby
                    Advisors of Strategic
                    Advisers, Inc.



Amy F. Barnwell     Vice President of Charitable
                    Advisory Services of
                    Strategic Advisers, Inc.



Stephen G. Manning  Treasurer of Strategic
                    Advisers, Inc.; Vice
                    President and Treasurer of
                    FMR Corp.; Assistant
                    Treasurer of Fidelity
                    Management & Research
                    Company (FMR), Fidelity
                    Investments Money
                    Management, Inc. (FIMM),
                    Fidelity Management &
                    Research (U.K.) Inc. (FMR
                    U.K.), and Fidelity
                    Management & Research (Far
                    East) Inc. (FMR Far East).



Gary Greenstein     Assistant Treasurer of
                    Strategic Advisers, Inc.;
                    Vice President of Taxation
                    for FMR Corp.



Linda C. Holland    Compliance Officer of
                    Strategic Advisers, Inc.



Jay Freedman        Clerk of Strategic Advisers,
                    Inc.; Associate General
                    Counsel FMR Corp.; Assistant
                    Clerk of FMR Corp., FMR
                    U.K., and FMR Far East;
                    Secretary of FIMM.



Susan Shields       Assistant Clerk of Strategic
                    Advisers, Inc.



Page Pennell        Assistant Clerk of Strategic
                    Advisers, Inc.



Item 27. Principal Underwriters

(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate.

(b)
Name and Principal    Positions and Offices     Positions and Offices

Business Address*     with Underwriter          with Fund

Edward C. Johnson 3d  Director                  Trustee and President

Michael Mlinac        Director                  None

James Curvey          Director                  None

Martha B. Willis      President                 None

Eric D. Roiter        Vice President            Secretary

Caron Ketchum         Treasurer and Controller  None

Gary Greenstein       Assistant Treasurer       None

Jay Freedman          Assistant Clerk           None

Linda Holland         Compliance Officer        None

* 82 Devonshire Street, Boston, MA

 (c) Not applicable.

Item 28. Location of Accounts and Records

 All accounts, books, and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company, Fidelity Service Company, Inc. or Fidelity Investments Institutional Operations Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' custodian, The Bank of New York, 110 Washington Street, New York, NY.

Item 29. Management Services

         Not applicable.

Item 30. Undertakings

         Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 21 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 2nd day of March 1999.

      Fidelity Aberdeen Street Trust

      By /s/Edward C. Johnson 3d (dagger)
         Edward C. Johnson 3d, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)                 (Title)                        (Date)

/s/Edward C. Johnson 3d      President and Trustee          March 2, 1999
(dagger)

Edward C. Johnson 3d         (Principal Executive Officer)



/s/Richard A. Silver          Treasurer                      March 2, 1999


Richard A. Silver



/s/Robert C. Pozen            Trustee                        March 2, 1999


Robert C. Pozen



/s/Ralph F. Cox               Trustee                        March 2, 1999
*

Ralph F. Cox



/s/Phyllis Burke Davis       Trustee                        March 2, 1999
*

Phyllis Burke Davis



/s/Robert M. Gates            Trustee                        March 2, 1999
**

Robert M. Gates



/s/E. Bradley Jones           Trustee                        March 2, 1999
*

E. Bradley Jones



/s/Donald J. Kirk             Trustee                        March 2, 1999
*

Donald J. Kirk



/s/Peter S. Lynch             Trustee                        March 2, 1999
*

Peter S. Lynch



/s/Marvin L. Mann             Trustee                        March 2, 1999
*

Marvin L. Mann



/s/William O. McCoy           Trustee                        March 2, 1999
*

William O. McCoy



/s/Gerald C. McDonough        Trustee                        March 2, 1999
*

Gerald C. McDonough



/s/Thomas R. Williams         Trustee                        March 2, 1999
*

Thomas R. Williams

(dagger) Signatures affixed by Robert C. Pozen pursuant to a power of attorney dated July 17, 1997 and filed herewith.

* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.

** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated March 6, 1997 and filed herewith.

POWER OF ATTORNEY

 I, the undersigned President and Director, Trustee, or General
Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust  Fidelity Hereford Street Trust
Fidelity Advisor Series I       Fidelity Income Fund
Fidelity Advisor Series II      Fidelity Institutional Cash
Fidelity Advisor Series III     Portfolios
Fidelity Advisor Series IV      Fidelity Institutional
Fidelity Advisor Series V       Tax-Exempt Cash Portfolios
Fidelity Advisor Series VI      Fidelity Investment Trust
Fidelity Advisor Series VII     Fidelity Magellan Fund
Fidelity Advisor Series VIII    Fidelity Massachusetts
Fidelity Beacon Street Trust    Municipal Trust
Fidelity Boston Street Trust    Fidelity Money Market Trust
Fidelity California Municipal   Fidelity Mt. Vernon Street
Trust                           Trust
Fidelity California Municipal   Fidelity Municipal Trust
Trust II                        Fidelity Municipal Trust II
Fidelity Capital Trust          Fidelity New York Municipal
Fidelity Charles Street Trust   Trust
Fidelity Commonwealth Trust     Fidelity New York Municipal
Fidelity Concord Street Trust   Trust II
Fidelity Congress Street Fund   Fidelity Phillips Street Trust
Fidelity Contrafund             Fidelity Puritan Trust
Fidelity Corporate Trust        Fidelity Revere Street Trust
Fidelity Court Street Trust     Fidelity School Street Trust
Fidelity Court Street Trust II  Fidelity Securities Fund
Fidelity Covington Trust        Fidelity Select Portfolios
Fidelity Daily Money Fund       Fidelity Sterling Performance
Fidelity Destiny Portfolios     Portfolio, L.P.
Fidelity Deutsche Mark          Fidelity Summer Street Trust
Performance                     Fidelity Trend Fund
  Portfolio, L.P.               Fidelity U.S.
Fidelity Devonshire Trust       Investments-Bond Fund, L.P.
Fidelity Exchange Fund          Fidelity U.S.
Fidelity Financial Trust        Investments-Government
Fidelity Fixed-Income Trust     Securities
Fidelity Government                Fund, L.P.
Securities Fund                 Fidelity Union Street Trust
Fidelity Hastings Street Trust  Fidelity Union Street Trust II
                                Fidelity Yen Performance
                                Portfolio, L.P.
                                Newbury Street Trust
                                Variable Insurance Products
                                Fund
                                Variable Insurance Products
                                Fund II
                                Variable Insurance Products
                                Fund III

in addition to any other investment company for which Fidelity
Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Robert C. Pozen my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective
Amendments, or Post-Effective Amendments to said Registration
Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company
Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 1997.

 WITNESS my hand on the date set forth below.
/s/Edward C. Johnson 3d_  July 17, 1997

Edward C. Johnson 3d

POWER OF ATTORNEY

 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust  Fidelity Government
Fidelity Advisor Annuity Fund   Securities Fund
Fidelity Advisor Series I       Fidelity Hastings Street Trust
Fidelity Advisor Series II      Fidelity Hereford Street Trust
Fidelity Advisor Series III     Fidelity Income Fund
Fidelity Advisor Series IV      Fidelity Institutional Cash
Fidelity Advisor Series V       Portfolios
Fidelity Advisor Series VI      Fidelity Institutional
Fidelity Advisor Series VII     Tax-Exempt Cash Portfolios
Fidelity Advisor Series VIII    Fidelity Institutional Trust
Fidelity Beacon Street Trust    Fidelity Investment Trust
Fidelity Boston Street Trust    Fidelity Magellan Fund
Fidelity California Municipal   Fidelity Massachusetts
Trust                           Municipal Trust
Fidelity California Municipal   Fidelity Money Market Trust
Trust II                        Fidelity Mt. Vernon Street
Fidelity Capital Trust          Trust
Fidelity Charles Street Trust   Fidelity Municipal Trust
Fidelity Commonwealth Trust     Fidelity Municipal Trust II
Fidelity Congress Street Fund   Fidelity New York Municipal
Fidelity Contrafund             Trust
Fidelity Corporate Trust        Fidelity New York Municipal
Fidelity Court Street Trust     Trust II
Fidelity Court Street Trust II  Fidelity Phillips Street Trust
Fidelity Covington Trust        Fidelity Puritan Trust
Fidelity Daily Money Fund       Fidelity Revere Street Trust
Fidelity Daily Tax-Exempt Fund  Fidelity School Street Trust
Fidelity Destiny Portfolios     Fidelity Securities Fund
Fidelity Deutsche Mark          Fidelity Select Portfolios
Performance                     Fidelity Sterling Performance
  Portfolio, L.P.               Portfolio, L.P.
Fidelity Devonshire Trust       Fidelity Summer Street Trust
Fidelity Exchange Fund          Fidelity Trend Fund
Fidelity Financial Trust        Fidelity U.S.
Fidelity Fixed-Income Trust     Investments-Bond Fund, L.P.
                                Fidelity U.S.
                                Investments-Government
                                Securities
                                   Fund, L.P.
                                Fidelity Union Street Trust
                                Fidelity Union Street Trust II
                                Fidelity Yen Performance
                                Portfolio, L.P.
                                Variable Insurance Products
                                Fund
                                Variable Insurance Products
                                Fund II

plus any other investment company for which Fidelity Management &
Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis,
Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L.
Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective
Amendments, or Post-Effective Amendments to said Registration
Statements on Form N-1A or any successor thereto, any Registration
Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January
1, 1997.

 WITNESS our hands on this nineteenth day of December, 1996.

/s/Edward C. Johnson     /s/Peter S.
3d___________            Lynch________________

Edward C. Johnson 3d     Peter S. Lynch


/s/J. Gary               /s/William O.
Burkhead_______________  McCoy______________

J. Gary Burkhead         William O. McCoy


/s/Ralph F. Cox          /s/Gerald C.
__________________       McDonough___________

Ralph F. Cox             Gerald C. McDonough


/s/Phyllis Burke         /s/Marvin L.
Davis_____________       Mann________________

Phyllis Burke Davis      Marvin L. Mann


/s/E. Bradley            /s/Thomas R. Williams
Jones________________    ____________

E. Bradley Jones         Thomas R. Williams


/s/Donald J. Kirk
__________________

Donald J. Kirk



POWER OF ATTORNEY

 I, the undersigned Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust  Fidelity Government
Fidelity Advisor Annuity Fund   Securities Fund
Fidelity Advisor Series I       Fidelity Hastings Street Trust
Fidelity Advisor Series II      Fidelity Hereford Street Trust
Fidelity Advisor Series III     Fidelity Income Fund
Fidelity Advisor Series IV      Fidelity Institutional Cash
Fidelity Advisor Series V       Portfolios
Fidelity Advisor Series VI      Fidelity Institutional
Fidelity Advisor Series VII     Tax-Exempt Cash Portfolios
Fidelity Advisor Series VIII    Fidelity Institutional Trust
Fidelity Beacon Street Trust    Fidelity Investment Trust
Fidelity Boston Street Trust    Fidelity Magellan Fund
Fidelity California Municipal   Fidelity Massachusetts
Trust                           Municipal Trust
Fidelity California Municipal   Fidelity Money Market Trust
Trust II                        Fidelity Mt. Vernon Street
Fidelity Capital Trust          Trust
Fidelity Charles Street Trust   Fidelity Municipal Trust
Fidelity Commonwealth Trust     Fidelity Municipal Trust II
Fidelity Congress Street Fund   Fidelity New York Municipal
Fidelity Contrafund             Trust
Fidelity Corporate Trust        Fidelity New York Municipal
Fidelity Court Street Trust     Trust II
Fidelity Court Street Trust II  Fidelity Phillips Street Trust
Fidelity Covington Trust        Fidelity Puritan Trust
Fidelity Daily Money Fund       Fidelity Revere Street Trust
Fidelity Daily Tax-Exempt Fund  Fidelity School Street Trust
Fidelity Destiny Portfolios     Fidelity Securities Fund
Fidelity Deutsche Mark          Fidelity Select Portfolios
Performance                     Fidelity Sterling Performance
  Portfolio, L.P.               Portfolio, L.P.
Fidelity Devonshire Trust       Fidelity Summer Street Trust
Fidelity Exchange Fund          Fidelity Trend Fund
Fidelity Financial Trust        Fidelity U.S.
Fidelity Fixed-Income Trust     Investments-Bond Fund, L.P.
                                Fidelity U.S.
                                Investments-Government
                                Securities
                                   Fund, L.P.
                                Fidelity Union Street Trust
                                Fidelity Union Street Trust II
                                Fidelity Yen Performance
                                Portfolio, L.P.
                                Variable Insurance Products
                                Fund
                                Variable Insurance Products
                                Fund II

plus any other investment company for which Fidelity Management &
Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis,
Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L.
Platt, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective
Amendments, or Post-Effective Amendments to said Registration
Statements on Form N-1A or any successor thereto, any Registration
Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after March 1, 1997.

 WITNESS my hand on the date set forth below.
/s/Robert M. Gates             March 6, 1997

Robert M. Gates

